UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21749

                             CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                     Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                     Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code:   212-326-5300

Date of fiscal year end:  June 30

Date of reporting period:   December 31, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT (Unaudited)	December 31, 2016

Dear Fellow Shareholders:

In spite of all the concern over Brexit, sluggish first half economic growth, and the direction of interest rates, the equity markets enjoyed strong returns during the third quarter ending September 30, 2016. Larger capitalization stocks (S&P 5001) appreciated by 4% and smaller capitalization stocks climbed by an impressive 9% (Russell 20002). Technology was the best performing sector, followed by other cyclical sectors such as materials and industrials. In the specific case of technology shares, they were further propelled by merger & acquisition (M&A) activity. The semiconductor industry, in particular, was rapidly consolidating, continuing the trend of the past few years. Activist firms had targeted a number of small to mid-sized technology companies, advocating for sale processes and many such targets capitulated. Consumer staples lagged from the combination of the rotation away from bond surrogates, as well as weaker fundamentals. As economic expansion globally remained sluggish, revenue growth was hard to come by. This was exacerbated by increased deflation in agricultural and food related prices, which further pressured earnings. In the U.S., the backdrop for consumers was encouraging with better employment and wage trends. With that said, retail sales were good, not great, as household health care expenses continued to grow and consumers remained uneasy about the future during the volatile times.

The markets had come to accept continued political gridlock, slow growth, and periodic trepidation over deflation. In a matter of hours on the morning of November 9th, market participants began to discount the possibility of a different future. The prospects for aggressive fiscal stimulus with one party controlling both the executive and legislative branches led to a nearly instantaneous increase in inflation expectations, which pushed bond yields higher by 40 basis points3 over the course of only three trading days. Given the interplay of markets, the dollar began to strengthen and stocks that benefit from higher interest rates (i.e., banks) soared and those hurt by the stronger dollar generally faded. Stocks also viewed as reflation beneficiaries (i.e., deep cyclical/industrials) were likewise propelled higher. These were fairly typical responses, which the market has experienced in prior cyclical rallies.

One important differentiating catalyst post-election was the narrative around corporate tax reform. Both political parties had proposed some type of tax reform and repatriation holiday with proceeds used to fund a step up in infrastructure spending. However, a border adjustable tax or “import tax” that had been discussed in academic circles and among Republican policy makers became more front and center. It is complex and a radical change from existing laws, but in harmony with Trump’s policy goals of effectively punishing importers who have moved manufacturing jobs overseas. The objective is to thwart future jobs from leaving, incentivize bringing jobs back on shore, and help pay for the lower tax rates. The market’s knee jerk reaction was to perhaps confuse tax reform with tax cut and reward domestically oriented companies with high tax rates to the detriment of lower tax rate/multinational companies. Subsequently, the prospects for a border adjustable tax (taxing imports such that the company cannot deduct the cost of those goods and rewarding exporters by eliminating tax on goods manufactured in the U.S. and sold overseas) began to weigh on a broader group of companies, particularly retail and apparel companies.

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This triple catalyst of interest rates, exchange rates, and tax rates is what propelled certain sectors and subsectors to such extraordinary performance over a relatively short period of time. The returns on the S&P 500 from the election through calendar year-end were not so otherworldly - up 4.5% - and quite understandable given the passing of the election uncertainty. The range of performance among sectors, styles, and market caps, however, was truly astounding. Banks and other perceived beneficiaries of higher interest rates bounded 25% higher, many industrials appreciated by 10-20%+, and small cap value stocks were up 17%.

In the interest rate sensitive and perceived reflationary beneficiary stocks, the market is discounting a lot of policy achievement. The coming months will be important in determining whether there is sufficient policy success to meet these market expectations, net of any unintended consequences which might ensue. The offsets in both corporate and personal tax reform such as the elimination of certain deductions and credits will likely create winners and losers when the goal is deficit neutrality. The border adjustable tax is also a wildcard and what emerges from the legislative and lobbying process will likewise create some dislocations and ramifications. Academic theory posits currency rates will adjust such that importers will not need to pass on higher costs to their customers. If the real world does not comport with academic theory, the result could be a leap in inflation, effectively taxing consumers and possibly causing the Federal Reserve (“the Fed”) to become more aggressive with interest rate increases. Additionally, if currency rates do adjust, it could lead to a further strengthening of the dollar, which itself could be counterproductive for exports and multinational/S&P 500 earnings as well as emerging market economies and those with dollar denominated debt.

So, there is clearly a lot at stake as the legislative process gets under way with the new administration. The Fed has set forth its expectations for future interest rate hikes, but its decision making and the market’s expectations will take cues from the nature and magnitude of the fiscal initiatives. While so much of the market’s volatility in recent years has been due to events outside of the U.S., the post-election rally was very much domestically focused. Markets were challenged several times in 2016 by geopolitical/global macro events and each occasion was effectively a false alarm. This “recency bias” may have created some complacency for future events such as: the upcoming French, German, and other European Union national elections; China in terms of its economic growth, banking system health, currency as well as the potential for trade wars, and regional military forays; Russia’s efforts to re-establish itself as a superpower; North Korea, which many geopolitical strategists believe is the most dangerous of the global theaters; and OPEC (Organization of the Petroleum Exporting Countries)…can they honor the agreement?

The market tiering that has developed between the perceived beneficiaries of Trump policies and the rest has created numerous attractive opportunities. While the market indices look expensive, outside of these favored areas, we find valuations to be quite reasonable, particularly relative to their earnings growth and strategic initiatives. In the event the policy reality matches the policy promise, we expect to benefit from our holdings in banks and other apparent beneficiaries; however, the opportunity for more attractive relative reward at the moment seems to be most everywhere else. The restoration of business confidence is very favorable for our approach to investing and it will impact a broad array of companies including those which have thus far not been the obvious winners.

The following is a discussion of factors that influenced the performance of each of the CRM Funds during the six-month period ended December 31, 2016.

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CRM Small Cap Value Fund returned 19.21% and 19.10% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 24.19% for the Russell 2000 Value Index4 and 18.68% for the Russell 2000 Index. The fund’s relative underperformance versus the Russell 2000 Value Index during the period was primarily driven by stock selection within the consumer discretionary and health care sectors. Individual holdings that negatively impacted performance included G-III Apparel Group Limited, a clothing manufacturer; wood product marketer and manufacturer, Boise Cascade Company; and Mobile Mini, Inc., a provider of portable storage solutions. G-III Apparel Group reacted negatively to a weak second quarter earnings report. Boise Cascade reported disappointing third quarter earnings due to lower than expected volumes and margins in the Wood Products segment. The company also guided to a weaker fourth quarter due to planned downtime for a boiler project. Mobile Mini was pressured after reporting second quarter earnings and EBITDA that were lower than consensus expectations.

Our stock selection in the financial services sector was a tailwind to fiscal year-to-date performance. Individual stocks that contributed to performance included financial companies Sterling Bancorp, Hancock Holding Company, and Associated Banc-Corp. Sterling Bancorp rallied post the presidential election on the expectation of higher interest rates, the potential for lower taxes, and less regulatory pressure. The company also reported better than expected earnings this quarter due to strong loan growth and positive operating leverage. Hancock Holding reported better than expected earnings and provided a more favorable outlook for credit quality. The company was also able to keep expenses well contained this quarter. Lastly, Hancock started to reap the benefits from earlier investments in fee income products. Associated Banc-Corp benefitted as the potential for higher interest rates, lower corporate tax rates, and a more favorable regulatory environment post-election benefitted financials. The company continued to demonstrate sound credit quality and expense discipline in its 3Q16 earnings report.

CRM Small/Mid Cap Value Fund returned 11.09% and 10.93% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 16.09% for the Russell 2500 Value Index and 13.09% for the Russell 2500 Index5. While our underweight to the utilities sector was a tailwind to performance, relative underperformance versus the Russell 2500 Value Index can be primarily attributed to stock selection within the utilities and producer durables sectors. Top detractors during the period included food manufacturer, TreeHouse Foods, Inc.; Avangrid, Inc., a diversified energy and utility company; and NiSource, Inc., an energy holding company. TreeHouse Foods posted weaker than anticipated organic growth within its recently acquired ConAgra private brands business. While the integration remains ahead of expectations, the company’s sales force was distracted by the integration during the key holiday selling season. Avangrid missed consensus estimates, but increased guidance for the full year. We believe the miss was largely driven by investors lacking understanding of the seasonality of its business, because the company has only reported two full quarters of earnings since the acquisition of UIL Holdings. NiSource declined with the broader selloff in the utility sector.

Individual holdings that positively impacted performance included financial companies KeyCorp, Synovus Financial Corp., and Associated Banc-Corp. KeyCorp, Synovus Financial, and Associated Banc-Corp benefitted as the potential for higher interest rates, lower corporate tax rates, and a more favorable regulatory environment post-election benefitted financials. KeyCorp reported a solid 3Q16 earnings result featuring healthy loan growth and very strong corporate and investment banking fees. In addition, KeyCorp is realizing expense savings from the recently-closed First Niagara acquisition at a faster-than-expected pace. Synovus Financial reported better than expected earnings due to improved credit quality and stronger fee income growth. Associated Banc-Corp continued to demonstrate sound credit quality and expense discipline in its 3Q16 earnings report.

CRM Mid Cap Value Fund returned 6.64% and 6.53% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 10.22% for the Russell Midcap Value Index and 7.87% for the Russell Midcap Index6. Relative underperformance versus the Russell Midcap Value Index for the period

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is primarily attributed to our stock selection within the producer durables and materials and processing sectors. Top detractors during the period included NiSource, Inc., an energy holding company; global education and learning company, Houghton Mifflin Harcourt Company; and Palo Alto Networks, a provider of network security solutions. NiSource declined with the broader selloff in the utility sector. Houghton Mifflin Harcourt Company parted ways with its CEO during the third quarter. The company reported disappointing earnings in the fourth quarter, acknowledging it had lost market share in 2016 from a tactical mistake in the California education market. Palo Alto Networks reported earnings that missed consensus and guided down expectations for 2017, citing elongated sales cycles.

Individual holdings that contributed to performance included financial companies KeyCorp and Zions Bancorporation, and CSRA, Inc., an IT solutions provider. KeyCorp and Zions Bancorporation outperformed as the potential for higher interest rates, lower corporate tax rates, and a more favorable regulatory environment post-election benefitted bank stocks. KeyCorp reported a solid 3Q16 earnings result featuring healthy loan growth and very strong corporate and investment banking fees. In addition, KeyCorp is realizing expense savings from the recently-closed First Niagara acquisition at a faster-than-expected pace. Zions Bancorporation reported a solid 3Q16 earnings result featuring progress on key strategic objectives, including net interest income growth, fee income growth, and expense control. Credit quality of the energy loan portfolio has also stabilized. CSRA reported strong second quarter results and highlighted a robust demand environment and bid schedule.

CRM Large Cap Opportunity Fund returned 8.69% and 8.56% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 8.01% for the Russell 1000 Index and 10.39% for the Russell 1000 Value Index7. The main areas of relative underperformance versus the Russell 1000 Value Index were stock selection within the health care and consumer discretionary sectors. Top individual detractors from the Fund’s performance during the first half of the fiscal year were Palo Alto Networks, a provider of network security solutions; Dollar Tree, Inc., a discount variety store chain; and medical equipment company Zimmer Biomet Holdings, Inc. Palo Alto Networks reported earnings that missed consensus and guided down expectations for 2017, citing elongating sales cycles. Shares of Dollar Tree were weak on the back of its second quarter earnings report as revenues missed expectations. Shares of Zimmer Biomet Holdings were pressured as the company finalizes its transformative deal with Biomet. While we believe supply delays on critical products to be short-lived issues, this resulted in the company missing sell-side quarterly numbers.

Stock selection in the financial services sector was a tailwind to performance. Financial companies Bank of America Corporation, KeyCorp, and JPMorgan Chase & Co. were primary positive contributors for the last six months. Bank of America, KeyCorp, and JPMorgan Chase benefitted as the potential for higher interest rates, lower corporate tax rates, and a more favorable regulatory environment post-election benefitted bank stocks. Bank of America is considered an outsized beneficiary of a post-election environment. The company reported a good 3Q16 earnings result featuring improved capital markets results, accelerating loan growth with a stable net interest margin, and a reiteration of its 2018 expense target. KeyCorp also reported a solid 3Q16 earnings result featuring healthy loan growth and very strong corporate and investment banking fees. In addition, KeyCorp is realizing expense savings from the recently-closed First Niagara acquisition at a faster-than-expected pace. JPMorgan Chase reported a strong 3Q16 earnings result featuring strong trading gains, better-than-expected loan growth, and an improved outlook for corporate banking activity.

CRM All Cap Value Fund returned 7.40% and 7.49% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 11.40% for the Russell 3000 Value Index and 8.79% for the Russell 3000 Index8. The main areas of relative underperformance versus the Russell 3000 Value Index were

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stock selection within the producer durables and consumer discretionary sectors. Individual holdings that negatively impacted performance included global education and learning company, Houghton Mifflin Harcourt Company; Kimco Realty Corporation, a real estate investment trust which owns and operates open-air shopping centers; and entertainment software provider, Activision Blizzard, Inc. Houghton Mifflin Harcourt Company parted ways with its CEO during the third quarter. The company reported disappointing earnings in the fourth quarter, acknowledging it had lost market share in 2016 from a tactical mistake in the California education market. Despite commentary at recent industry conferences supporting a healthy leasing environment, Kimco Realty Corporation underperformed as REITs came under pressure from increasing interest rates. We initiated a position in Activision Blizzard during the first half of the fiscal year. Shares of the company were pressured as sales of a key title, Call of Duty, were weaker than anticipated.

Financial companies Bank of America Corporation, KeyCorp, and JPMorgan Chase & Co. were primary positive contributors for the last six months. Bank of America, KeyCorp, and JPMorgan Chase benefitted as the potential for higher interest rates, lower corporate tax rates, and a more favorable regulatory environment post-election benefitted bank stocks. Bank of America is considered an outsized beneficiary of a post-election environment. The company reported a good 3Q16 earnings result featuring improved capital markets results, accelerating loan growth with a stable net interest margin, and a reiteration of its 2018 expense target. KeyCorp also reported a solid 3Q16 earnings result featuring healthy loan growth and very strong corporate and investment banking fees. In addition, KeyCorp is realizing expense savings from the recently-closed First Niagara acquisition at a faster-than-expected pace. JPMorgan Chase reported a strong 3Q16 earnings result featuring strong trading gains, better-than-expected loan growth, and an improved outlook for corporate banking activity.

CRM International Opportunity Fund returned 3.11% and 2.94% for the Institutional and Investor Share classes, respectively, in the first half of the fiscal year, as compared to 5.57% for the MSCI ACWI (ex-U.S.) Index and 5.67% for the MSCI EAFE Index9. While our overall stock selection contributed to performance, underperformance relative to the MSCI ACWI (ex-U.S.) can primarily be attributed to stock selection within the financials sector and our overweight to the consumer staples sector. Santen Pharmaceutical Company, which produces and sells ophthalmic medicine; Japanese snack food company Calbee, Inc.; and MEIJI Holdings Company, a food and beverage company, were top detractors for the fiscal year to date. Santen Pharmaceutical shares underperformed alongside the broader derating of the pharmaceuticals sector, as risk-on capital rotation favored cyclicals over defensives. The Japanese government’s proposal of more frequent annual drug price revisions further weighed on the company’s shares. Consumer staples company, Calbee, was negatively impacted by a sector rotation into higher beta names. Yen weakness also supported export-oriented companies over those with a domestic focus. Despite raising its profit guidance and delivering solid growth in its core food business, MEIJI shares underperformed due an unexpected one-off charge in its pharmaceutical business. The stock was also negatively impacted by a broader “risk-on” sector rotation from defensive quality names into higher beta export-oriented ones.

The leading individual contributors to performance were Korean auto manufacturer, Hyundai Motor Company; Cairn Homes plc, a provider of construction services in Ireland; and Zumtobel Group AG, a lighting systems provider. Shares of Hyundai Motor outperformed as the company demonstrated early success in expanding its model mix beyond highly competitive sedan categories and into more lucrative compact SUVs and luxury vehicles. The stock’s rerating was further helped by a positive inflection point in Hyundai’s global retail sales volumes, as the company resolved its manufacturing supply constraints and overcame Korean labor-union issues. The “ahead of schedule” execution of Cairn Homes’ new home build strategy benefitted the stock along with a boost resulting from the recent introduction of Irish government first time buying incentives. Zumtobel

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shares outperformed following better than expected operating profit and free cash flow results, driven by the company’s self-help operational efficiency measures. Zumtobel’s operational turnaround was further bolstered by a secular trend toward energy-efficient LED lighting infrastructure.

Sincerely,

Ronald H. McGlynn

Chairman, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

1S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

2The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small cap U.S. companies. It is not possible to invest directly in an index.

3Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

4Russell 2000 Value Index is the Fund’s benchmark. The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

5Russell 2500 Value Index is the Fund’s benchmark. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index. It is not possible to invest directly in an index.

6Russell Midcap Value Index is the Fund’s benchmark. The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market. It is not possible to invest directly in an index.

7Russell 1000 Value Index is the Fund’s benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in an index.

8Russell 3000 Value Index is the Fund’s benchmark. The Russell 3000 Value Index measures the performance of those companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is an unmanaged, capitalization weighted index of the 3,000 largest U.S. companies which represent approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

9MSCI ACWI Index (ex U.S.) is the Fund’s benchmark. MSCI ACWI Index (ex U.S.) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI (ex U.S.) consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates (as of June 30, 2016). The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom (as of June 30, 2016). It is not possible to invest directly in an index.

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Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Investments in small and mid capitalization companies generally are more volatile due to limited product lines, fewer capital resources and less depth of management than larger companies. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values. Investments in foreign securities, including emerging markets, involve special risks such as greater social, economic, regulatory, and political uncertainties, and currency fluctuation.

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, charges and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

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CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 through December 31, 2016).

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In addition to the expenses shown in the table below, shareholders who sell or exchange shares of CRM International Opportunity Fund within thirty days or less after the purchase date will be charged a redemption fee of 1.50% of the total redemption amount. Shareholders who are charged a redemption fee will have higher total expenses and a lower ending account value than those shown in the table below.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

CRM Funds
8

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

For the Six Months Ended December 31, 2016

Expense Table

Fund/Class	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,191.00	1.13%	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.51	1.13%	$5.75

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,192.10	0.89%	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	0.89%	$4.53

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,109.30	1.14%	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	1.14%	$5.80

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,110.90	0.92%	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	0.92%	$4.69

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,065.30	1.15%	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	1.15%	$5.85

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,066.40	0.94%	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.47	0.94%	$4.79

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,085.60	1.15%	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.41	1.15%	$5.85

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,086.90	0.90%	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	0.90%	$4.58

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,074.90	1.50%	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	1.50%	$7.63

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,074.00	1.25%	$6.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	1.25%	$6.36

CRM Funds
9

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Concluded)

Fund/Class	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,029.40	1.50%	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	1.50%	$7.63

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,031.10	1.25%	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	1.25%	$6.36

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

CRM Funds
10

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2016

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

CRM Small Cap Value Fund - Sector Allocation
Common Stock
Financials	23.6%
Industrials	18.5
Consumer Discretionary	12.4
Information Technology	9.3
Real Estate	7.6
Health Care	6.6
Utilities	5.5
Energy	4.6
Consumer Staples	4.3
Materials	3.0
Short-Term Investments	4.6

100.0%

CRM Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	18.3%
Financials	17.1
Information Technology	15.2
Real Estate	8.9
Energy	8.5
Consumer Discretionary	7.7
Health Care	6.0
Materials	5.4
Utilities	5.3
Consumer Staples	4.7
Short-Term Investments	2.9

100.0%

CRM Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	18.0%
Information Technology	16.4
Financials	13.8
Energy	9.0
Health Care	8.9
Real Estate	8.2
Consumer Discretionary	7.4
Consumer Staples	6.0
Utilities	5.7
Materials	3.8
Short-Term Investments	2.8

100.0%

CRM Large Cap Opportunity Fund - Sector Allocation
Common Stock
Financials	23.0%
Information Technology	17.6
Energy	11.7
Consumer Discretionary	11.2
Health Care	10.4
Materials	7.2
Industrials	7.1
Utilities	3.1
Real Estate	2.4
Consumer Staples	2.3
Short-Term Investments	4.0

100.0%

CRM Funds
11

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

CRM All Cap Value Fund - Sector Allocation
Common Stock
Financials	20.8%
Information Technology	15.8
Health Care	13.2
Industrials	10.6
Energy	9.8
Consumer Discretionary	9.6
Utilities	6.2
Materials	5.5
Consumer Staples	3.5
Real Estate	2.2
Short-Term Investments	2.8

100.0%

CRM International Opportunity Fund - SectorAllocation
Common Stock
Consumer Discretionary	21.8%
Consumer Staples	17.5
Financials	15.8
Industrials	11.0
Health Care	8.7
Information Technology	7.2
Telecommunication Services	5.4
Real Estate	4.8
Materials	1.4
Short-Term Investments	6.4

100.0%

CRM Funds
12

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Concluded)

CRM International Opportunity Fund - CountryAllocation
Common Stock
Japan	16.6%
United Kingdom	14.0
Germany	10.8
Ireland	9.1
Denmark	3.2
Finland	2.9
Italy	2.9
Netherlands	2.5
Canada	2.4
Philippines	2.4
Chile	2.4
Portugal	2.1
Norway	2.0
Luxembourg	2.0
Peru	1.8
Spain	1.8
Portfolio holdings are subject to change at any time.

CRM International Opportunity Fund - CountryAllocation
Common Stock
Turkey	1.7
Sweden	1.5
China	1.5
South Korea	1.4
Israel	1.3
Argentina	1.3
Czech Republic	1.2
Indonesia	1.1
Faroe Islands	1.0
Thailand	1.0
Austria	0.9
Mexico	0.8
Short-Term Investments	6.4

100.0%

CRM Funds
13

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 95.0%
Consumer Discretionary — 12.4%
Consumer Durables & Apparel — 4.3%
97,796	Brunswick Corp.	$5,333,794
106,166	Deckers Outdoor Corp.[1]	5,880,535
243,253	G-III Apparel Group Ltd.[1,2]	7,190,558

		18,404,887

Consumer Services — 6.1%
138,883	BJ’s Restaurants, Inc.[1]	5,458,102
109,707	Red Robin Gourmet Burgers, Inc.[1]	6,187,475
1,015,942	Regis Corp.[1]	14,751,478

		26,397,055

Retailing — 2.0%
277,429	Restoration Hardware Holdings, Inc.[1]	8,517,070

Total Consumer Discretionary		53,319,012

Consumer Staples — 4.2%
Food & Staples Retailing — 1.6%
296,550	Performance Food Group Co1	7,117,200

Food, Beverage & Tobacco — 2.6%
62,457	Coca-Cola Bottling Co. Consolidated	11,170,434

Total Consumer Staples		18,287,634

Energy — 4.5%
Energy Equipment & Services — 2.9%
267,610	Forum Energy Technologies, Inc.[1]	5,887,420
330,367	RPC, Inc.[2]	6,544,571

		12,431,991

Oil, Gas & Consumable Fuels — 1.6%
460,760	Callon Petroleum Co.[1]	7,081,881

Total Energy		19,513,872

Financials —23.5%
Banks — 19.3%
369,277	Associated Banc-Corp.	9,121,142
159,375	BancorpSouth Inc.	4,948,594
81,514	Bank of Hawaii Corp.[2]	7,229,477
474,497	Boston Private Financial Holdings, Inc.	7,852,925
208,895	Central Pacific Financial Corp.	6,563,481
370,877	First Horizon National Corp.	7,421,249
370,587	First Midwest Bancorp, Inc.	9,349,910
164,457	Hancock Holding Co.	7,088,097
196,334	MB Financial, Inc.	9,272,855
271,400	Sterling Bancorp	6,350,760
674,565	Valley National Bancorp	7,851,936

		83,050,426

Diversified Financials — 3.1%
352,850	Investment Technology Group, Inc.	6,965,259

Shares		Value
Financials — (continued)
Diversified Financials — (continued)
131,816	Stifel Financial Corp.[1]	$6,584,209

		13,549,468

Insurance — 1.1%
113,395	Horace Mann Educators Corp.	4,853,306

Total Financials		101,453,200

Health Care — 6.6%
Health Care Equipment & Services — 5.2%
224,787	CONMED Corp.	9,928,842
197,189	Omnicell,Inc.[1]	6,684,707
82,971	STERIS PLC[3]	5,591,416

		22,204,965

Pharmaceuticals & Biotechnology — 1.4%
205,414	Premier, Inc. — Class A1	6,236,369

Total Health Care		28,441,334

Industrials — 18.5%
Capital Goods — 15.7%
250,617	Actuant Corp. — Class A	6,503,511
68,300	Albany International Corp. — Class A	3,162,290
78,457	CIRCOR International, Inc.	5,090,290
69,858	Curtiss-Wright Corp.	6,871,233
75,681	EnPro Industries, Inc.	5,097,872
72,777	John Bean Technologies Corp.[2]	6,255,183
334,819	MRC Global, Inc.[1]	6,783,433
491,682	Mueller Water Products, Inc. — Class A	6,544,288
49,306	RBC Bearings, Inc.[1]	4,576,090
242,290	SPX Corp.[1]	5,747,119
180,470	Terex Corp.	5,690,219
216,120	TriMas Corp.[1]	5,078,820

		67,400,348

Commercial & Professional Services — 2.8%
128,051	FTI Consulting, Inc.[1]	5,772,539
92,377	MSA Safety, Inc.	6,404,497

		12,177,036

Total Industrials		79,577,384

Information Technology — 9.3%
Semiconductors & Semiconductor Equipment — 1.7%
155,882	MACOM Technology Solutions
	Holdings, Inc.[1]	7,214,219

Software & Services — 7.6%
248,800	Acxiom Corp.[1]	6,667,840
344,507	Amber Road, Inc.[1]	3,128,124
89,424	Blackbaud, Inc.	5,723,136
522,446	Brightcove, Inc.[1]	4,205,690
119,240	Cornerstone OnDemand, Inc.[1]	5,045,044

See accompanying notes.	CRM Funds
14

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
122,740	Envestnet, Inc.[1]	$4,326,585
18,253	MicroStrategy, Inc. — Class A1	3,603,142

		32,699,561

Total Information Technology		39,913,780

Materials — 3.0%
Chemicals — 1.3%
315,206	Calgon Carbon Corp.	5,358,502

Construction Materials — 1.7%
319,171	Headwaters, Inc.[1]	7,506,902

Total Materials		12,865,404

Real Estate — 7.5%
Office REIT’s — 3.8%
269,377	Corporate Office Properties Trust	8,409,950
777,103	New York REIT Inc.	7,864,282

		16,274,232

Retail REIT’s — 2.1%
325,939	Urban Edge Properties	8,966,582

Specialized REIT’s — 1.6%
145,350	QTS Realty Trust, Inc. — Class A	7,216,628

Total Real Estate.		32,457,442

Utilities — 5.5%
Utilities: Gas Distributors — 3.5%
116,258	Southwest Gas Holdings, Inc.	8,907,688
95,213	Spire, Inc.	6,145,999

		15,053,687

Utilities: Multi — 2.0%
142,226	Black Hills Corp.[2]	8,724,143

		8,724,143

Total Utilities		23,777,830

Total Common Stock (Cost $318,642,894)		409,606,892

Short-Term Investments — 4.6%
9,867,126	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	9,867,126
9,867,127	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	9,867,127

Total Short-Term Investments (Cost $19,734,253)		19,734,253

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.6% (Cost $338,377,147)		429,341,145

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 6.4%
Money Market Funds — 1.7%
1,297,000	Blackrock Liquidity Funds Prime Portfolio, 0.49%[4]	$1,297,000
1,227,000	Federated Institutional Money Market Management, 0.48%[4]	1,227,000
1,227,000	Fidelity Prime Money Market Portfolio, 0.48%[4]	1,227,000
1,195,000	Invesco Short Term Investments Trust-Liquid Assets, 0.51%[4]	1,195,000
1,227,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.51%[4]	1,227,000
1,227,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.55%[4]	1,227,000

Total Money Market Funds		7,400,000

Principal
Repurchase Agreements — 2.5%
$6,528,270	With HSBC Securities USA, Inc.: at 0.45%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $6,528,596 (collateralized by US Treasury Securities, par values ranging from $186,913 - $1,100,565, coupon rates ranging from 0.88% to 3.00%, 05/15/17 - 05/15/46; total market value $6,658,838)[4]	6,528,270
4,358,876	With Merrill Lynch Pierce Fenner & Smith, Inc.: at 0.50%, dated 12/30/16,to be repurchased on 01/03/17, repurchase price $4,359,118 (collateralized by US Treasury Securities, par values ranging from $447,461 - $1,446,437, coupon rates ranging from 0.69% to 2.00%, 10/31/18 - 11/30/22; total market value $4,446,054)	4,358,876

Total Repurchase Agreements		10,887,146

Time Deposits — 2.2%
1,100,000	Australia & New Zealand Bank, 0.70%, 01/03/17[4]	1,100,000
1,190,000	BNP Paribas (Cayman), 0.52%, 01/03/17[4]	1,190,000
1,360,000	Canadian Imperial Bank of Commerce (Cayman), 0.52%, 01/03/17[4]	1,360,000

See accompanying notes.	CRM Funds
15

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

Principal		Value
Time Deposits — (continued)
$1,080,000	Credit Agricole CIB (Cayman), 0.52%, 01/03/17	$1,080,000
1,220,000	LandesBank 0.55%, 01/03/17[4]	1,220,000
1,090,000	National Australia Bank Ltd. (Cayman), 0.48%, 01/03/17[4]	1,090,000
1,020,000	Nordea Bank Finland PLC (New York), 0.50%, 01/03/17[4]	1,020,000
1,140,000	Royal Bank of Canada (Toronto), 0.50%, 01/03/17[4]	1,140,000

Total Time Deposits		9,200,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $27,487,146)		27,487,146

Total Investments — 106.0% (Cost $365,864,293)		456,828,291	[5]
Liabilities in Excess of Other Assets — (6.0)%		(25,742,058)

Total Net Assets — 100.0%		$431,086,233

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$409,606,892	$409,606,892	—	—
Short-Term Investments	19,734,253	19,734,253	—	—
Short-Term Investments Held as Collateral for Loaned Securities	27,487,146	7,400,000	$20,087,146	—

Total	$456,828,291	$436,741,145	$20,087,146	—

There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At December 31, 2016, the market value of securities on loan for the CRM Small Cap Value Fund was $26,872,139. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds
16

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 7.5%
Consumer Durables & Apparel — 4.2%
249,520	G-III Apparel Group Ltd.[1]	$7,375,811
97,613	PVH Corp.	8,808,597
234,160	Vista Outdoor, Inc.[1]	8,640,504

		24,824,912

Consumer Services — 3.3%
443,892	Bloomin’ Brands, Inc.	8,003,373
70,420	Vail Resorts, Inc.	11,359,450

		19,362,823

Total Consumer Discretionary		44,187,735

Consumer Staples — 4.6%
Food, Beverage & Tobacco — 4.6%
463,515	Flowers Foods, Inc.	9,256,394
243,261	TreeHouse Foods, Inc.[1,2]	17,561,012

Total Consumer Staples		26,817,406

Energy — 8.4%
Energy Equipment & Services — 1.4%
418,885	RPC, Inc.[2]	8,298,112

Oil, Gas & Consumable Fuels — 7.0%
749,843	Callon Petroleum Co.[1]	11,525,087
296,762	Delek US Holdings, Inc.	7,143,061
232,851	Energen Corp.[1]	13,428,517
197,510	RSP Permian, Inc.[1]	8,812,897

		40,909,562

Total Energy		49,207,674

Financials — 16.8%
Banks — 11.6%
559,230	Associated Banc-Corp.	13,812,981
200,964	Hancock Holding Co.	8,661,548
646,052	KeyCorp.	11,803,370
329,318	Synovus Financial Corp.	13,528,384
554,436	Umpqua Holdings Corp.	10,412,308
862,630	Valley National Bancorp	10,041,013

		68,259,604

Diversified Financials — 1.6%
193,239	Stifel Financial Corp.[1]	9,652,288

Insurance — 3.6%
147,177	American Financial Group, Inc.	12,969,237
169,050	Athene Holding Ltd. — Class A1	8,112,710

		21,081,947

Total Financials		98,993,839

Health Care — 5.9%
Health Care Equipment & Services — 4.5%
124,576	Alere, Inc.[1]	4,854,727
59,254	Cooper Companies, Inc. (The)	10,365,302
171,201	STERIS PLC[3]	11,537,235

		26,757,264

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
79,206	Bio-Techne Corp.	$8,144,753

Total Health Care		34,902,017

Industrials — 18.0%
Capital Goods — 15.6%
400,700	Actuant Corp. — Class A2	10,398,165
181,109	Allegion PLC[3]	11,590,976
73,082	Carlisle Cos, Inc.	8,060,214
97,220	Curtiss-Wright Corp.	9,562,559
61,740	Hubbell, Inc.	7,205,058
68,174	Snap-on, Inc.	11,676,161
211,175	SPX FLOW, Inc.[1]	6,770,271
282,400	Terex Corp.	8,904,072
86,200	WABCO Holdings, Inc.[1]	9,150,130
162,870	Xylem, Inc.	8,065,322

		91,382,928

Commercial & Professional Services — 2.4%
117,300	Dun & Bradstreet Corp. (The)	14,230,836

Total Industrials		105,613,764

Information Technology — 14.9%
Semiconductors & Semiconductor Equipment — 2.2%
287,737	MACOM Technology Solutions Holdings, Inc.[1,2]	13,316,468

Software & Services — 10.4%
137,236	Broadridge Financial Solutions, Inc.	9,098,747
507,775	CSRA, Inc.	16,167,556
134,420	IAC/InterActiveCorp.[1]	8,709,072
249,222	PTC, Inc.[1]	11,531,502
150,352	Vantiv, Inc. — Class A1	8,963,986
184,258	Verint Systems, Inc.[1]	6,495,094

		60,965,957

Technology Hardware & Equipment — 2.3%
368,441	FLIR Systems, Inc.	13,333,880

Total Information Technology		87,616,305

Materials — 5.3%
Chemicals — 5.3%
330,188	GCP Applied Technologies, Inc.[1]	8,832,529
168,595	RPM International, Inc.	9,075,469
197,583	W.R. Grace & Co.	13,364,514

Total Materials		31,272,512

Real Estate — 8.8%
Diversified REIT’s — 1.3%
367,700	Empire State Realty Trust, Inc.	7,423,863

Office REIT’s — 3.9%
304,340	Corporate Office Properties Trust	9,501,495
455,290	Equity Commonwealth[1]	13,767,970

		23,269,465

See accompanying notes.	CRM Funds
17

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
Real Estate — (continued)
Retail REIT’s — 1.5%
317,655	Urban Edge Properties	$8,738,689

Specialized REIT’s — 2.1%
244,300	QTS Realty Trust, Inc. — Class A	12,129,495

Total Real Estate		51,561,512

Utilities — 5.2%
Utilities: Electrical — 1.9%
302,253	Avangrid, Inc.	11,449,344

Utilities: Multi — 1.8%
475,647	NiSource, Inc.	10,530,824

Utilities: Water — 1.5%
122,466	American Water Works Co., Inc.	8,861,640

Total Utilities		30,841,808

Total Common Stock (Cost $463,004,660)		561,014,572

Short-Term Investments — 2.9%
8,362,721	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	8,362,721
8,362,721	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	8,362,721

Total Short-Term Investments (Cost $16,725,442)		16,725,442

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.3% (Cost $479,730,102)		577,740,014

Short-Term Investments Held As Collateral For Loaned Securities — 3.9%
Money Market Funds — 1.1%
1,095,000	Blackrock Liquidity Funds Prime Portfolio, 0.49%[4]	1,095,000
1,095,000	Federated Institutional Money Market Management, 0.48%[4]	1,095,000
1,095,000	Fidelity Prime Money Market Portfolio, 0.48%[4]	1,095,000
1,095,000	Invesco Short Term Investments Trust-Liquid Assets, 0.51%[4]	1,095,000
1,095,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.51%[4]	1,095,000
1,095,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.55%[4]	1,095,000

Total Money Market Funds		6,570,000

Principal		Value
Repurchase Agreements — 2.5%
$3,577,896	With Citigroup Global Markets Inc.: at 0.51%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $3,578,099 (collateralized by US Treasury Securities, par values ranging from $50,367 - $1,206,159, coupon rates ranging from 0.375% to 1.75%, 04/15/20 - 01/15/28; total market value $3,649,454)	$3,577,896
5,513,732	With HSBC Securities USA, Inc.: at 0.45%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $5,514,008 (collateralized by US Treasury Securities, par values ranging from $157,865 - $929,530, coupon rates ranging from 0.875% to 3.00%, 05/15/17 - 05/15/46; total market value $5,624,009)	5,513,732
5,513,732	With Merrill Lynch Pierce Fenner & Smith, Inc.: at 0.50%, dated 12/30/16,to be repurchased on 01/03/17, repurchase price $5,514,038 (collateralized by US Treasury Securities, par values ranging from $566,013 - $1,829,661, coupon rates ranging from .0685% to 2.00%, 10/31/18 - 11/30/22; total market value $5,624,007)	5,513,732

Total Repurchase Agreements		14,605,360

Time Deposits — 0.3%
1,010,000	BNP Paribas (Cayman), 0.52%, 01/03/17[4]	1,010,000
1,030,000	LandesBank 0.55%, 01/03/17[4]	1,030,000

Total Time Deposits		2,040,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $23,215,360)		23,215,360

Total Investments — 102.2% (Cost $502,945,462)		$600,955,374	[5]
Liabilities in Excess of Other Assets — (2.2)%		(13,159,951)

Total Net Assets — 100.0%		$587,795,423

See accompanying notes.	CRM Funds
18

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$561,014,572	$561,014,572	—	—
Short-Term Investments	16,725,442	16,725,442	—	—
Short-Term Investments Held as Collateral for Loaned Securities	23,215,360	6,570,000	$16,645,360	—

Total	$600,955,374	$584,310,014	$16,645,360	—

There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At December 31, 2016, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $22,647,356. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds
19

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 7.3%
Consumer Durables & Apparel — 3.3%
53,941	Mohawk Industries, Inc.[1]	$10,770,939
79,440	PVH Corp.	7,168,666

		17,939,605

Consumer Services — 4.0%
258,275	Aramark	9,225,583
442,024	Bloomin’ Brands, Inc.	7,969,693
398,630	Houghton Mifflin Harcourt Co.[1]	4,325,135

		21,520,411

Total Consumer Discretionary		39,460,016

Consumer Staples — 6.0%
Food, Beverage & Tobacco — 6.0%
178,885	Conagra Brands, Inc.	7,074,902
105,265	Molson Coors Brewing Co. — Class B	10,243,337
206,840	TreeHouse Foods, Inc.[1,2]	14,931,779

Total Consumer Staples		32,250,018

Energy — 9.0%
Energy Equipment & Services — 2.3%
191,785	Baker Hughes, Inc.	12,460,272

Oil, Gas & Consumable Fuels — 6.7%
230,382	Continental Resources, Inc.[1,2]	11,873,888
226,980	Energen Corp.[1]	13,089,937
61,019	Pioneer Natural Resources Co.	10,987,691

		35,951,516

Total Energy		48,411,788

Financials — 13.8%
Banks — 6.0%
595,075	KeyCorp.	10,872,020
195,240	SunTrust Banks, Inc.	10,708,914
249,570	Zions Bancorporation	10,741,493

		32,322,427

Diversified Financials — 4.4%
155,296	Nasdaq, Inc.	10,423,467
149,383	Northern Trust Corp.	13,302,556

		23,726,023

Insurance — 3.4%
214,310	Hartford Financial Services Group, Inc. (The)	10,211,872
66,215	Willis Towers Watson PLC[3]	8,096,770

		18,308,642

Total Financials		74,357,092

Health Care — 8.9%
Health Care Equipment & Services — 7.2%
69,115	C.R. Bard, Inc.	15,527,376

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
212,055	DENTSPLY SIRONA, Inc.	$12,241,935
165,841	STERIS PLC[3]	11,176,025

		38,945,336

Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
165,786	Zoetis, Inc.	8,874,525

Total Health Care		47,819,861

Industrials — 17.9%
Capital Goods — 13.3%
167,510	Allegion PLC[3]	10,720,640
69,725	Carlisle Cos, Inc.	7,689,970
67,608	Hubbell, Inc.	7,889,854
267,378	Johnson Controls International PLC	11,013,300
58,830	Roper Technologies Inc.	10,770,596
186,765	SPX FLOW, Inc.[1]	5,987,686
68,840	WABCO Holdings, Inc.[1]	7,307,366
213,806	Xylem, Inc.	10,587,673

		71,967,085

Commercial & Professional Services — 4.6%
101,635	Dun & Bradstreet Corp. (The)	12,330,358
354,071	IHS Markit Ltd.[1]	12,537,654

		24,868,012

Total Industrials		96,835,097

Information Technology — 16.3%
Semiconductors & Semiconductor Equipment — 1.7%
142,473	Microchip Technology,Inc.[2]	9,139,643

Software & Services — 8.8%
454,409	CSRA, Inc.	14,468,383
80,545	IAC/InterActiveCorp.[1]	5,218,510
232,389	PTC, Inc.[1]	10,752,639
243,365	Total System Services, Inc.	11,932,186
140,455	Verint Systems, Inc.[1]	4,951,039

		47,322,757

Technology Hardware & Equipment — 5.8%
121,548	Amphenol Corp. — Class A	8,168,025
129,855	Harris Corp.	13,306,242
80,655	Palo Alto Networks, Inc.[1]	10,085,908

		31,560,175

Total Information Technology		88,022,575

Materials — 3.7%
Chemicals — 2.3%
182,650	W.R. Grace & Co.	12,354,446

Containers & Packaging — 1.4%
173,245	Sealed Air Corp.	7,854,928

Total Materials		20,209,374

Real Estate — 8.1%
Office REIT’s — 2.2%
396,280	Equity Commonwealth[1]	11,983,507

See accompanying notes.	CRM Funds
20

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
Real Estate — (continued)
Real Estate — 2.0%
105,655	Vornado Realty Trust	$11,027,212

Residential REIT’s — 1.9%
102,200	Mid-America Apartment Communities, Inc.	10,007,424

Specialized REIT’s — 2.0%
30,667	Equinix, Inc.	10,960,693

Total Real Estate.		43,978,836

Utilities — 5.6%
Utilities: Electrical — 1.5%
222,020	Avangrid, Inc.	8,410,118

Utilities: Multi — 2.3%
566,309	NiSource, Inc.	12,538,081

Utilities: Water — 1.8%
132,317	American Water Works Co., Inc.	9,574,458

Total Utilities		30,522,657

Total Common Stock (Cost $424,252,895)		521,867,314

Short-Term Investments — 2.8%
7,592,177	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	7,592,177
7,592,177	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	7,592,177

Total Short-Term Investments (Cost $15,184,354)		15,184,354

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.4% (Cost $439,437,249)		537,051,668

Short-Term Investments Held As Collateral For Loaned Securities — 2.8%
Money Market Funds — 0.8%
678,000	BlackRock Liquidity Funds FedFund Portfolio, 0.49%[4]	678,000
660,000	Federated Treasury Obligations Fund, 0.48%[4]	660,000
741,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.48%[4]	741,000
678,000	Invesco STIT-Liquidity Fund, 0.51%[4]	678,000
678,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.51%[4]	678,000

Shares		Value
Money Market Funds — (continued)
678,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.55%[4]	$678,000

Total Money Market Funds		4,113,000

Principal
Repurchase Agreements — 2.0%
$ 3,576,236	With Citigroup Global Markets Inc: at 0.51%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $3,576,439 (collateralized by US Treasury Securities, par values ranging from $50,343 - $1,205,599, coupon rates ranging from 0.13% to 1.75%, 04/15/20 - 01/15/28; total market value $3,647,761)	3,576,236
3,576,236	With HSBC Securities USA, Inc.: at 0.45%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $3,576,415 (collateralized by US Treasury Securities, par values ranging from $102,392 - $602,898, coupon rates ranging from 0.88% to 3.00%, 05/15/17 - 05/15/46; total market value $3,647,762)	3,576,236
215,964	With JP Morgan Securities LLC: at 0.50%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $215,976 (collateralized by US Treasury Securities, par value of $9 - $90,040, coupon rate of 0.00% to 1.38%, 04/13/2017 - 08/31/21; total market value $220,285)	215,964
3,576,236	With Merrill Lynch Pierce Fenner & Smith, Inc.: at 0.50%, dated 12/30/16,to be repurchased on 01/03/17, repurchase price $3,576,435 (collateralized by US Treasury Securities, par values ranging from $367,119 - $1,186,728, coupon rates ranging from 0.69% to 2.00%, 10/31/18 - 11/30/22; total market value $3,647,761)	3,576,236

Total Repurchase Agreements		10,944,672

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $15,057,672)		15,057,672

See accompanying notes.	CRM Funds
21

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

Value

Total Investments — 102.2% (Cost $454,494,921)	$552,109,340[5]
Liabilities in Excess of Other Assets — (2.2)%	(11,900,575)

Total Net Assets — 100.0%	$540,208,765

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$521,867,314	$521,867,314	—	—
Short-Term Investments	15,184,354	15,184,354	—	—
Short-Term Investments Held as Collateral for Loaned Securities	15,057,672	4,113,000	$10,944,672	—

Total	$552,109,340	$541,164,668	$10,944,672	—

There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At December 31, 2016, the market value of securities on loan for the CRM Mid Cap Value Fund was $14,705,297. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds
22

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 11.2%
Consumer Durables & Apparel — 4.8%
20,740	Coach, Inc.	$726,315
9,675	Mohawk Industries, Inc.[1]	1,931,904
19,750	PVH Corp.	1,782,240

		4,440,459

Consumer Services — 1.1%
37,105	Hilton Worldwide Holdings, Inc.[1]	1,009,256

Retailing — 5.3%
3,243	AutoZone, Inc.[1]	2,561,289
30,260	Dollar Tree, Inc.[1]	2,335,467

		4,896,756

Total Consumer Discretionary		10,346,471

Consumer Staples — 2.3%
Food, Beverage & Tobacco — 2.3%
20,030	Anheuser-Busch InBev N.V., ADR[2]	2,111,963

Energy — 11.7%
Energy Equipment & Services — 3.8%
64,250	Halliburton Co.	3,475,283

Oil, Gas & Consumable Fuels — 7.9%
32,380	Anadarko Petroleum Corp.	2,257,857
48,165	Newfield Exploration Co.[1]	1,950,683
36,000	Occidental Petroleum Corp.	2,564,280
46,555	Whiting Petroleum Corp.[1]	559,591

		7,332,411

Total Energy		10,807,694

Financials — 23.0%
Banks — 15.5%
134,037	Bank of America Corp.	2,962,218
43,420	JPMorgan Chase & Co.	3,746,712
177,040	KeyCorp.	3,234,521
23,970	PNC Financial Services Group, Inc. (The)	2,803,531
29,470	Wells Fargo & Co.	1,624,091

		14,371,073

Diversified Financials — 2.4%
25,580	Northern Trust Corp.	2,277,899

Insurance — 5.1%
30,650	Hartford Financial Services Group, Inc. (The)	1,460,473
26,880	Marsh & McLennan Cos, Inc.	1,816,819
11,510	Willis Towers Watson PLC	1,407,443

		4,684,735

Total Financials		21,333,707

Health Care — 10.4%
Health Care Equipment & Services — 7.4%
32,820	Danaher Corp.	2,554,709

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
37,475	DENTSPLY SIRONA, Inc.	$2,163,431
20,135	Zimmer Biomet Holdings, Inc.	2,077,932

		6,796,072

Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
13,392	Allergan PLC[1,3]	2,812,454

Total Health Care		9,608,526

Industrials — 7.1%
Capital Goods — 2.3%
21,825	Johnson Controls International PLC[3]	898,972
9,290	Rockwell Automation, Inc.	1,248,576

		2,147,548

Transportation — 4.8%
10,970	FedEx Corp.	2,042,614
21,895	Norfolk Southern Corp.	2,366,192

		4,408,806

Total Industrials		6,556,354

Information Technology — 17.5%
Semiconductors & Semiconductor Equipment — 5.5%
14,705	Broadcom Ltd.	2,599,403
25,525	NXP Semiconductors NV1	2,501,705

		5,101,108

Software & Services — 6.3%
23,465	Activision Blizzard, Inc.	847,321
51,210	Total System Services, Inc.	2,510,826
31,830	Visa, Inc. — Class A	2,483,377

		5,841,524

Technology Hardware & Equipment — 5.7%
8,483	Apple, Inc.	982,501
96,450	Hewlett Packard Enterprise Co.	2,231,853
16,780	Palo Alto Networks, Inc.[1]	2,098,339

		5,312,693

Total Information Technology		16,255,325

Materials — 7.3%
Chemicals — 4.9%
18,530	Air Products & Chemicals, Inc.	2,664,984
19,380	PPG Industries, Inc.	1,836,449

		4,501,433

Containers & Packaging — 1.4%
28,810	Sealed Air Corp.	1,306,245

Metals & Mining — 1.0%
15,370	Nucor Corp.	914,823

Total Materials		6,722,501

Real Estate — 2.4%
Real Estate — 2.4%
21,250	Vornado Realty Trust	2,217,863

See accompanying notes.	CRM Funds
23

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

Shares		Value
Utilities — 3.1%
Utilities: Electrical — 3.1%
23,970	NextEra Energy, Inc.	$2,863,456

Total Common Stock (Cost $79,939,618)		88,823,860

Short-Term Investments — 4.0%
1,846,802	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	1,846,802
1,846,803	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	1,846,803

Total Short-Term Investments (Cost $3,693,605)		3,693,605

Total Investments — 100.0% (Cost $83,633,223)		92,517,465
Other Assets in Excess of Liabilities — 0.0%		42,521

Total Net Assets — 100.0%		$92,559,986

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$88,823,860	$88,823,860	—	—
Short-Term Investments	3,693,605	3,693,605	—	—

Total	$92,517,465	$92,517,465	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.	CRM Funds
24

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 96.8%
Consumer Discretionary — 9.6%
Consumer Durables & Apparel — 5.0%
7,570	Deckers Outdoor Corp.[1]	$419,302
1,680	Mohawk Industries, Inc.[1]	335,463
4,055	PVH Corp.	365,923

		1,120,688

Consumer Services — 4.6%
12,415	Aramark	443,464
22,465	Houghton Mifflin Harcourt Co.[1]	243,745
5,905	Red Robin Gourmet Burgers, Inc.[1]	333,042

		1,020,251

Total Consumer Discretionary		2,140,939

Consumer Staples — 3.5%
Food, Beverage & Tobacco — 3.5%
4,455	Molson Coors Brewing Co. — Class B	433,516
7,930	Mondelez International, Inc. — Class A	351,537

Total Consumer Staples		785,053

Energy — 9.8%
Energy Equipment & Services — 3.3%
13,620	Halliburton Co.	736,706

Oil, Gas & Consumable Fuels — 6.5%
9,200	Continental Resources, Inc.[1,2]	474,168
6,110	Energen Corp.[1]	352,363
8,725	Occidental Petroleum Corp.	621,482

		1,448,013

Total Energy		2,184,719

Financials — 20.7%
Banks — 12.9%
28,790	Bank of America Corp.	636,259
7,795	JPMorgan Chase & Co.	672,630
42,425	KeyCorp.	775,105
3,755	PNC Financial Services Group, Inc. (The)	439,185
6,800	SunTrust Banks, Inc.	372,980

		2,896,159

Diversified Financials — 2.7%
6,665	Northern Trust Corp.	593,518

Insurance — 5.1%
5,100	American International Group, Inc.	333,081
2,650	Chubb Ltd.	350,118
9,725	Hartford Financial Services Group, Inc. (The)	463,397

		1,146,596

Total Financials		4,636,273

Health Care — 13.1%
Health Care Equipment & Services — 7.9%
2,405	C.R. Bard, Inc.	540,307

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
7,860	CONMED Corp.	$347,176
5,770	Danaher Corp.	449,137
6,310	STERIS PLC[3]	425,231

		1,761,851

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
4,241	Allergan PLC[1,3]	890,652
10,135	QIAGEN NV1	283,983

		1,174,635

Total Health Care		2,936,486

Industrials — 10.6%
Capital Goods — 2.0%
10,887	Johnson Controls International PLC[3]	448,435

Commercial & Professional Services — 4.5%
4,350	Dun & Bradstreet Corp. (The)	527,742
13,670	IHS Markit Ltd.[1]	484,055

		1,011,797

Transportation — 4.1%
1,780	FedEx Corp.	331,436
5,370	Norfolk Southern Corp.	580,336

		911,772

Total Industrials		2,372,004

Information Technology — 15.7%
Semiconductors & Semiconductor Equipment — 4.5%
2,740	Broadcom Ltd.	484,350
5,275	NXP Semiconductors NV1	517,002

		1,001,352

Software & Services — 8.0%
9,875	Activision Blizzard, Inc.	356,586
9,320	PTC, Inc.[1]	431,236
8,990	Total System Services, Inc.	440,780
7,280	Visa, Inc. — Class A	567,986

		1,796,588

Technology Hardware & Equipment — 3.2%
3,195	Harris Corp.	327,392
3,125	Palo Alto Networks, Inc.[1,2]	390,781

		718,173

Total Information Technology		3,516,113

Materials —5.5%
Chemicals — 4.5%
3,785	Air Products & Chemicals, Inc.	544,359
4,885	PPG Industries, Inc.	462,902

		1,007,261

Containers & Packaging — 1.0%
4,690	Sealed Air Corp.	212,645

Total Materials		1,219,906

See accompanying notes.	CRM Funds
25

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
Real Estate — 2.2%
Real Estate — 2.2%
4,740	Vornado Realty Trust	$494,714

Utilities — 6.1%
Utilities: Electrical — 2.3%
4,335	NextEra Energy, Inc.	517,859

Utilities: Multi — 2.2%
8,065	Black Hills Corp.[2]	494,707

Utilities: Water — 1.6%
5,000	American Water Works Co., Inc.	361,800

Total Utilities		1,374,366

Total Common Stock (Cost $18,300,546)		21,660,573

Short-Term Investments — 2.7%
306,971	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	306,971
306,972	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	306,972

Total Short-Term Investments (Cost $613,943)		613,943

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.5% (Cost $18,914,489)		22,274,516

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.2%
Repurchase Agreements — 2.2%
$483,140	With HSBC Securities USA, Inc.: at 0.45%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $483,164 (collateralized by US Treasury Securities, par values ranging from $13,833 - $81,450, coupon rates ranging from 0.88% to 3.00%, 05/15/17 - 05/15/46; total market value $492,803)
Total Repurchase Agreements		$483,140

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $483,140)		483,140

Total Investments — 101.7% (Cost $19,397,629)	22,757,656	[5]
Liabilities in Excess of Other Assets — (1.7)%	(369,962)

Total Net Assets — 100.0%	$22,387,694

See accompanying notes.	CRM Funds
26

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$21,660,573	$21,660,573	—	—
Short-Term Investments	613,943	613,943	—	—
Short-Term Investments Held as Collateral for Loaned Securities	483,140	—	$483,140	—

Total	$22,757,656	$22,274,516	$483,140	—

There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At December 31, 2016, the market value of securities on loan for the CRM All Cap Value Fund was $472,880. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund,or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds
27

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 94.0%
Argentina — 1.3%
2,350	Banco Macro SA ADR	$151,222

Austria — 0.9%
6,023	Zumtobel Group AG	107,568

Canada — 2.4%
11,300	Gildan Activewear, Inc.	286,681

Chile — 2.4%
69,565	Parque Arauco SA	158,854
15,450	SACI Falabella	122,242

Total Chile		281,096

China — 1.5%
260,000	Shandong Weigao Group Medical Polymer Co. Ltd.	173,160

Czech Republic — 1.2%
45,329	Moneta Money Bank AS1	146,156

Denmark — 3.2%
7,360	ISS A/S	248,053
3,416	Royal Unibrew A/S	131,714

Total Denmark		379,767

Faroe Islands — 1.1%
3,100	Bakkafrost P/F	122,963

Finland — 2.9%
5,935	Elisa OYJ	192,659
3,415	Wartsila OYJ Abp	153,117

Total Finland		345,776

Germany — 10.9%
3,931	CANCOM SE2	186,465
6,207	CTS Eventim AG & Co. KGaA	195,460
17,205	Deutsche Telekom AG	295,191
2,930	Fresenius Medical Care AG & Co. KGaA	247,647
1,035	Linde AG	169,780
2,020	Pfeiffer Vacuum Technology AG2	188,406

Total Germany		1,282,949

Indonesia — 1.1%
143,000	Bank Rakyat Indonesia	123,511

Ireland — 9.1%
43,775	C&C Group PLC[3]	177,408
174,873	Cairn Homes PLC[1,3]	248,509
64,525	Dalata Hotel Group PLC[1,2,3]	298,519
115,208	Greencore Group PLC[3]	349,392

Total Ireland		1,073,828

Israel — 1.3%
81,740	Bezeq The Israeli Telecommunication Corp Ltd.	155,046

Italy — 2.9%
9,000	Azimut Holding SpA	149,701

Shares		Value
Italy — (continued)
33,208	Societa Cattolica di Assicurazioni SCRL	$194,708

Total Italy		344,409

Japan — 16.7%
7,480	Calbee, Inc.	233,983
6,000	Hitachi Kokusai Electric, Inc.[2]	124,991
32,000	Hitachi Ltd.[1]	172,549
16,650	Isuzu Motors Ltd.	210,531
2,400	Kose Corp.	198,980
3,000	MEIJI Holdings Co. LTD.	234,685
4,700	Olympus Corp.	161,937
19,900	Santen Pharmaceutical Co. Ltd.	242,806
2,700	Secom Co. Ltd.	197,273
12,000	Shimadzu Corp.	190,644

Total Japan		1,968,379

Luxembourg — 2.0%
3,300	RTL Group SA	240,315

Mexico — 0.8%
60,384	Gentera SAB de CV	97,117

Netherlands — 2.5%
17,484	RELX NV	294,080

Norway — 2.0%
56,329	Europris ASA[1]	240,718

Peru —1.8%
6,748	Intercorp Financial Services, Inc.	215,936

Philippines — 2.4%
113,130	Robinsons Retail Holdings, Inc.	168,901
30,060	Security Bank Corp.	114,808

Total Philippines		283,709

Portugal — 2.2%
275,700	Sonae SGPS SA	253,366

South Korea — 1.4%
1,410	Hyundai Motor Co.	170,099

Spain — 1.8%
17,890	Hispania Activos Inmobiliarios SOCIMI SA	210,124

Sweden — 1.5%
4,950	Hexagon AB — Class B	176,299

Thailand —1.0%
24,100	Kasikornbank PCL	119,052

Turkey — 1.7%
231,733	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	196,261

United Kingdom — 14.0%
30,510	Beazley PLC[3]	145,831
26,400	Dairy Crest Group PLC[2,3]	201,558
37,860	Direct Line Insurance Group PLC[3]	172,307
25,200	Howden Joinery Group PLC[3]	118,920
119,975	ITV PLC[3]	304,619

See accompanying notes.	CRM Funds
28

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
United Kingdom — (continued)
10,366	Kennedy Wilson Europe Real Estate PLC[3]	$122,402
89,600	Pets at Home Group PLC[3]	263,913
13,300	Smith & Nephew PLC[3]	199,624
9,975	St James’s Place PLC[3]	124,427

Total United Kingdom		1,653,601

Total Common Stock (Cost $10,853,482)		11,093,188

Short-Term Investments — 6.4%
379,012	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	379,012

379,012	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	379,012

Total Short-Term Investments (Cost $758,024)		758,024

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.4% (Cost $11,611,506)		11,851,212

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 4.0%
Repurchase Agreements — 4.0%
$472,541	With HSBC Securities USA, Inc.: at 0.45%, dated 12/30/16, to be repurchased on 01/03/17, repurchase price $472,565 (collateralized by US Treasury Securities, par values ranging from $13,529 - $79,663, coupon rates ranging from 0.88% to 3.00%, 05/15/17 - 05/15/46; total market value $481,992)
Total Repurchase Agreements		$472,541

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $472,541)		$472,541

Total Investments — 104.4% (Cost $12,084,047)		12,323,753	[5]
Liabilities in Excess of Other Assets — (4.4)%		(521,290)

Total Net Assets — 100.0%		$11,802,463

See accompanying notes.	CRM Funds
29

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (See Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Argentina	$151,222	$151,222	—	—
Austria	107,568	—	$107,568	—
Canada	286,681	286,681	—	—
Chile	281,096	281,096	—	—
China	173,160	—	173,160	—
Czech Republic	146,156	—	146,156	—
Denmark	379,767	—	379,767	—
Faroe Islands	122,963	—	122,963	—
Finland	345,776	—	345,776	—
Germany	1,282,949	—	1,282,949	—
Indonesia	123,511	—	123,511	—
Ireland	1,073,828	547,028	526,800	—
Israel	155,046	—	155,046	—
Italy	344,409	—	344,409	—
Japan	1,968,379	—	1,968,379	—
Luxembourg	240,315	—	240,315	—
Mexico	97,117	97,117	—	—
Netherlands	294,080	—	294,080	—
Norway	240,718	—	240,718	—
Peru	215,936	215,936	—	—
Philippines	283,709	—	283,709	—
Portugal	253,366	—	253,366	—
South Korea	170,099	—	170,099	—
Spain	210,124	—	210,124	—
Sweden	176,299	—	176,299	—
Thailand	119,052	—	119,052	—
Turkey	196,261	—	196,261	—
United Kingdom	1,653,601	465,470	1,188,131	—
Short-Term Investments	758,024	758,024	—	—
Short-Term Investments Held as Collateral for Loaned Securities	472,541	—	472,541	—

Total	$12,323,753	$2,802,574	$9,521,179	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at December 31, 2016 and therefore the Fund utilized the external pricing service model adjustments.

See accompanying notes.	CRM Funds
30

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At December 31, 2016, the market value of securities on loan for the CRM International Opportunity Fund was $448,990. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund,or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds
31

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$365,864,293	$502,945,462	$454,494,921	$83,633,223
Net unrealized appreciation	90,963,998	98,009,912	97,614,419	8,884,242

Total investments, at value[1]	456,828,291	600,955,374	552,109,340	92,517,465
Cash	528,884	3,929,148	2,649,977	24,862
Receivable for fund shares sold	1,706,481	4,304,908	972,393	—
Receivable for securities sold	591,234	8,416,932	36,420,187	—
Dividends and interest receivable	417,707	697,067	516,397	130,077
Other assets	51,683	58,574	62,912	29,454

Total assets	460,124,280	618,362,003	592,731,206	92,701,858

LIABILITIES:
Obligation to return securities lending collateral	27,487,146	23,215,360	15,057,672	—
Payable for fund shares redeemed	105,464	214,360	34,871,250	—
Payable for securities purchased	1,027,610	6,540,149	1,847,325	24,862
Accrued advisory fee	273,409	374,667	372,876	53,463
Trustees fees	9,484	11,379	9,427	2,800
Audit and tax fees	26,336	26,336	26,336	26,336
Other accrued expenses	108,598	184,329	337,555	34,411

Total liabilities	29,038,047	30,566,580	52,522,441	141,872

NET ASSETS	$431,086,233	$587,795,423	$540,208,765	$92,559,986

COMPONENTS OF NET ASSETS
Paid- in- capital	$321,530,564	$486,431,012	$441,242,157	$83,073,880
Undistributed net investment income	1,074,439	1,299,846	3,252,394	18,401
Accumulated net realized gain (loss) on investments	17,517,232	2,054,652	(1,900,205)	583,463
Net unrealized appreciation of investments	90,963,998	98,009,913	97,614,419	8,884,242

NET ASSETS	$431,086,233	$587,795,423	$540,208,765	$92,559,986

NET ASSETS BY SHARE CLASS
Investor Shares	$71,756,439	$43,806,004	$308,217,271	$11,917,596
Institutional Shares	359,329,794	543,989,419	231,991,494	80,642,390

NET ASSETS	$431,086,233	$587,795,423	$540,208,765	$92,559,986

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	4,079,601	3,146,175	14,470,262	1,300,871
Institutional Shares	18,089,813	38,433,754	10,550,214	8,792,796
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$17.59	$13.92	$21.30	$9.16
Institutional Shares	$19.86	$14.15	$21.99	$9.17

[1] Includes securities loaned of:	$26,872,139	$22,647,356	$14,705,297	$—

See accompanying notes.	CRM Funds
32

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (Unaudited)

	CRM All Cap Value Fund	CRM International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$19,397,629	$12,084,047
Net unrealized appreciation	3,360,027	239,706

Total investments, at value[1]	22,757,656	12,323,753
Foreign currencies, at value (cost $0 and $1,524, respectively)	—	1,525
Cash	—	90
Receivable for fund shares sold	5,259	2
Receivable for securities sold	136,887	1,411
Receivable from Adviser	—	6,191
Dividends and interest receivable	25,499	1,429
Tax reclaim receivable	—	55,789
Other assets	27,610	28,340

Total assets	22,952,911	12,418,530

LIABILITIES:
Obligation to return securities lending collateral	483,140	472,541
Cash overdraft	113	—
Payable for fund shares redeemed	6,150	2
Payable for securities purchased	4,254	60,116
Accrued advisory fee	10,545	—
Trustees fees	753	440
Audit and tax fees	26,336	38,377
Other accrued expenses	33,926	44,591

Total liabilities	565,217	616,067

NET ASSETS	$22,387,694	$11,802,463

COMPONENTS OF NET ASSETS
Paid-in-capital	$18,793,273	$11,817,164
Undistributed (distributions in excess of) net investment income	26,212	(15,319)
Accumulated net realized gain (loss) on investments	208,182	(230,684)
Net unrealized appreciation of investments and foreign currency	3,360,027	231,302

NET ASSETS	$22,387,694	$11,802,463

NET ASSETS BY SHARE CLASS
Investor Shares	$18,634,047	$7,845,213
Institutional Shares	3,753,647	3,957,250

NET ASSETS	$22,387,694	$11,802,463

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	2,180,379	654,703
Institutional Shares	434,064	328,979
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$8.55	$11.98
Institutional Shares	$8.65	$12.03

[1] Includes securities loaned of:	$472,880	$448,990

See accompanying notes.	CRM Funds
33

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

	CRM Small Cap	CRM Small/Mid	CRM Mid Cap	CRM Large Cap
	Value Fund	Cap Value Fund	Value Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$3,097,446	$4,015,299	$6,419,407	$1,004,022
Securities lending income	83,440	37,047	21,045	35
Foreign tax withheld	—	—	—	(3,862)

Total investment income	3,180,886	4,052,346	6,440,452	1,000,195

EXPENSES
Investment advisory fees	1,713,256	2,198,201	2,238,945	319,126
Administration and accounting fees	56,863	71,426	72,921	14,331
Custody fees	16,836	25,511	23,922	4,978
Transfer Agent fees	69,474	164,273	141,462	24,611
Shareholder reports	12,649	27,090	41,942	1,506
Shareholder services - Investor Shares	82,602	61,493	451,518	14,917
Trustee fees and expenses	35,461	50,485	51,047	6,270
Insurance fees	19,174	28,112	32,886	2,375
Registration fees	27,502	27,492	30,298	20,675
Audit and tax fees	20,336	20,336	20,336	20,336
Legal fees	12,977	18,541	18,757	2,271
Miscellaneous	39,417	59,522	63,998	6,920

Total expenses	2,106,547	2,752,482	3,188,032	438,316
Expenses waived/reimbursed	—	—	—	(40,453)

Net expenses	2,106,547	2,752,482	3,188,032	397,863

NET INVESTMENT INCOME	1,074,339	1,299,864	3,252,420	602,332

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain from:
Investments	35,673,138	24,341,558	39,617,134	3,004,547
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	44,574,012	35,465,473	(4,927,218)	3,250,731

Net realized and unrealized gain on investments and foreign currency	80,247,150	59,807,031	34,689,916	6,255,278

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$81,321,489	$61,106,895	$37,942,336	$6,857,610

See accompanying notes.	CRM Funds
34

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

	CRM All Cap Value Fund	CRM International Opportunity Fund
INVESTMENT INCOME
Dividends	$282,227	$88,449
Securities lending income	911	1,649
Foreign tax withheld	—	(6,466)

Total investment income	283,138	83,632

EXPENSES
Investment advisory fees	111,479	56,636
Administration and accounting fees	7,570	21,798
Custody fees	5,270	19,803
Transfer Agent fees	21,498	20,674
Shareholder reports	1,690	654
Shareholder services - Investor Shares	24,625	10,223
Trustee fees and expenses	2,006	1,084
Insurance fees	1,049	497
Registration fees	19,023	19,265
Audit and tax fees	20,336	25,377
Legal fees.	719	372
Miscellaneous	2,854	2,348

Total expenses	218,119	178,731
Expenses waived/reimbursed	(46,811)	(89,847)

Net expenses	171,308	88,884

NET INVESTMENT INCOME (LOSS)	111,830	(5,252)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	1,344,036	(114,662)
Foreign currency transactions	—	(17,848)
Net change in unrealized appreciation on:
Investments and foreign currency	201,970	523,979

Net realized and unrealized gain on investments and foreign currency	1,546,006	391,469

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,657,836	$386,217

See accompanying notes.	CRM Funds
35

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$438,216,903	$519,359,296

OPERATIONS
Net investment income	1,074,339	2,749,177
Net realized gain from investments and foreign currency	35,673,138	28,427,022
Net change in unrealized appreciation (depreciation) on investments and foreign currency	44,574,012	(44,272,132)

Net increase (decrease) in net assets resulting from operations	81,321,489	(13,095,933)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(312,474)	(112,408)
Net investment income - Institutional Shares	(2,019,903)	(1,134,663)
Net realized gains on investments - Investor Shares	(4,762,199)	(12,447,576)
Net realized gains on investments - Institutional Shares	(20,994,650)	(52,717,047)

Total distributions to shareholders	(28,089,226)	(66,411,694)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	4,057,744	2,605,747
Sale of shares - Institutional Shares	22,101,949	126,391,423
Reinvestment of distributions - Investor Shares	4,699,441	11,557,728
Reinvestment of distributions - Institutional Shares	21,802,119	51,016,071
Redemption of shares - Investor Shares	(5,107,790)	(12,228,750)
Redemption of shares - Institutional Shares	(107,916,396)	(180,976,985)

Net decrease from capital share transactions	(60,362,933)	(1,634,766)

Total decrease in net assets	(7,130,670)	(81,142,393)

NET ASSETS - END OF PERIOD	$431,086,233	$438,216,903

Undistributed net investment income	$1,074,439	$2,332,477

See accompanying notes.	CRM Funds
36

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Six Month Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$605,732,739	$895,577,563

OPERATIONS
Net investment income	1,299,864	13,370,051
Net realized gain (loss) from investments and foreign currency	24,341,558	(28,992,142)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	35,465,473	(56,352,185)

Net increase (decrease) in net assets resulting from operations	61,106,895	(71,974,276)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(944,742)	—
Net investment income - Institutional Shares	(12,424,792)	—
Net realized gains on investments - Investor Shares	—	(6,470,204)
Net realized gains on investments - Institutional Shares	—	(74,078,444)

Total distributions to shareholders	(13,369,534)	(80,548,648)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	3,754,147	10,606,628
Sale of shares - Institutional Shares	29,393,755	119,435,856
Reinvestment of distributions - Investor Shares	934,871	6,455,622
Reinvestment of distributions - Institutional Shares	12,399,778	73,398,598
Redemption of shares - Investor Shares	(18,416,852)	(27,424,964)
Redemption of shares - Institutional Shares	(93,740,376)	(319,793,640)

Net decrease from capital share transactions	(65,674,677)	(137,321,900)

Total decrease in net assets	(17,937,316)	(289,844,824)

NET ASSETS - END OF PERIOD	$587,795,423	$605,732,739

Undistributed net investment income	$1,299,846	$13,369,516

See accompanying notes.	CRM Funds
37

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$594,582,861	$1,197,750,767

OPERATIONS
Net investment income	3,252,420	11,554,550
Net realized gain from investments and foreign currency	39,617,134	35,521,503
Net change in unrealized depreciation on investments and foreign currency	(4,927,218)	(91,637,071)

Net increase (decrease) in net assets resulting from operations	37,942,336	(44,561,018)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(26,153)	(4,071,828)
Net investment income - Institutional Shares	(394,582)	(7,742,790)
Net realized gains on investments - Investor Shares	(13,796,223)	(102,386,426)
Net realized gains on investments - Institutional Shares	(8,979,025)	(162,476,387)

Total distributions to shareholders	(23,195,983)	(276,677,431)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	20,306,795	35,780,889
Sale of shares - Institutional Shares	21,977,943	60,984,966
Reinvestment of distributions - Investor Shares	13,786,959	106,141,945
Reinvestment of distributions - Institutional Shares	8,587,050	159,837,763
Redemption of shares - Investor Shares	(92,001,041)	(138,783,185)
Redemption of shares - Institutional Shares	(41,778,155)	(505,891,835)

Net decrease from capital share transactions	(69,120,449)	(281,929,457)

Total decrease in net assets	(54,374,096)	(603,167,906)

NET ASSETS - END OF PERIOD	$540,208,765	$594,582,861

Undistributed net investment income	$3,252,394	$420,709

See accompanying notes.	CRM Funds
38

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Large Cap Opportunity Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$72,969,987	$33,615,951

OPERATIONS
Net investment income	602,332	437,161
Net realized gain (loss) from investments and foreign currency	3,004,547	(896,073)
Net change in unrealized appreciation on investments and foreign currency	3,250,731	2,734,506

Net increase in net assets resulting from operations	6,857,610	2,275,594

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(84,202)	(16,753)
Net investment income - Institutional Shares	(767,078)	(183,652)
Net realized gains on investments - Investor Shares	(89,828)	(966,162)
Net realized gains on investments - Institutional Shares	(608,477)	(3,597,294)

Total distributions to shareholders	(1,549,585)	(4,763,861)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	38,967	583,531
Sale of shares - Institutional Shares	18,340,921	45,151,321
Reinvestment of distributions - Investor Shares	166,309	945,717
Reinvestment of distributions - Institutional Shares	300,612	1,587,884
Redemption of shares - Investor Shares	(988,712)	(1,068,191)
Redemption of shares - Institutional Shares	(3,576,123)	(5,357,959)

Net increase from capital share transactions	14,281,974	41,842,303

Total increase in net assets	19,589,999	39,354,036

NET ASSETS - END OF PERIOD	$92,559,986	$72,969,987

Undistributed net investment income	$18,401	$267,349

See accompanying notes.	CRM Funds
39

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$23,328,299	$29,682,592

OPERATIONS
Net investment income	111,830	205,566
Net realized gain from investments and foreign currency	1,344,036	674,174
Net change in unrealized appreciation (depreciation) on investments and foreign currency	201,970	(823,062)

Net increase in net assets resulting from operations	1,657,836	56,678

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(70,732)	(142,587)
Net investment income - Institutional Shares	(23,644)	(54,211)
Net realized gains on investments - Investor Shares	(782,915)	(4,945,005)
Net realized gains on investments - Institutional Shares	(154,859)	(1,326,974)

Total distributions to shareholders	(1,032,150)	(6,468,777)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,190,952	2,675,055
Sale of shares - Institutional Shares	721	417,779
Reinvestment of distributions - Investor Shares	784,124	4,689,435
Reinvestment of distributions - Institutional Shares	168,192	1,308,458
Redemption of shares - Investor Shares	(3,584,979)	(6,030,708)
Redemption of shares - Institutional Shares	(125,301)	(3,002,213)

Net increase (decrease) from capital share transactions	(1,566,291)	57,806

Total decrease in net assets	(940,605)	(6,354,293)

NET ASSETS - END OF PERIOD	$22,387,694	$23,328,299

Undistributed net investment income	$26,212	$8,758

See accompanying notes.	CRM Funds
40

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM International Opportunity Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
NET ASSETS - BEGINNING OF PERIOD	$12,473,851	$11,209,390

OPERATIONS
Net investment income (loss)	(5,252)	141,721
Net realized gain (loss) from investments and foreign currency	(132,510)	189,614
Net change in unrealized appreciation (depreciation) on investments and foreign currency	523,979	(753,904)

Net increase (decrease) in net assets resulting from operations	386,217	(422,569)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(67,518)	(26,798)
Net investment income - Institutional Shares	(44,400)	(19,723)
Net realized gains on investments - Investor Shares	—	(698,424)
Net realized gains on investments - Institutional Shares	—	(298,856)

Total distributions to shareholders	(111,918)	(1,043,801)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	7,158	994,494
Sale of shares - Institutional Shares	275	1,359,925
Reinvestment of distributions - Investor Shares	66,281	711,737
Reinvestment of distributions - Institutional Shares	43,786	295,219
Redemption of shares - Investor Shares	(301,577)	(511,832)
Redemption of shares - Institutional Shares	(763,437)	(120,366)
Redemption fee - Investor Shares	1,108	1,073
Redemption fee - Institutional Shares	719	581

Net increase (decrease) from capital share transactions	(945,687)	2,730,831

Total increase (decrease) in net assets	(671,388)	1,264,461

NET ASSETS - END OF PERIOD	$11,802,463	$12,473,851

Undistributed (distributions in excess of) net investment income	$(15,319)	$101,851

See accompanying notes.	CRM Funds
41

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$15.86	$19.98	$23.54	$21.94	$18.02	$24.08

Investment operations:
Net investment income[2]	0.02	0.08	—[3]	0.08	0.18[4]	0.13
Net realized and unrealized gain (loss) on investments	3.04	(0.66)	1.32	4.43	4.08	(2.88)

Total from investment operations	3.06	(0.58)	1.32	4.51	4.26	(2.75)

Distributions to shareholders:
From net investment income	(0.08)	(0.03)	(0.07)	(0.04)	(0.34)	—
From net realized gains on investments	(1.25)	(3.51)	(4.81)	(2.87)	—	(3.31)

Total distributions to shareholders	(1.33)	(3.54)	(4.88)	(2.91)	(0.34)	(3.31)

Net Asset Value — End of Period	$17.59	$15.86	$19.98	$23.54	$21.94	$18.02

Total Return	19.10%	(2.13)%	7.14%	21.39%	24.00%	(9.58)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.13%	1.12%	1.09%	1.07%	1.08%	1.08%
Net investment income	0.29%	0.50%	0.02%	0.32%	0.88%[4]	0.71%
Portfolio turnover rate	57%	68%	83%	66%	77%	103%
Net Assets at the end of period (000’s omitted)	$71,756	$61,529	$74,037	$81,948	$104,155	$101,747

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]

For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.09 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.38%.

See accompanying notes.	CRM Funds
42

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$17.78	$21.94	$25.37	$23.45	$19.24	$25.43

Investment operations:
Net investment income[2]	0.04	0.13	0.05	0.13	0.23 [3]	0.21
Net realized and unrealized gain (loss) on investments	3.41	(0.70)	1.45	4.75	4.37	(3.05)

Total from investment operations	3.45	(0.57)	1.50	4.88	4.60	(2.84)

Distributions to shareholders:
From net investment income	(0.12)	(0.08)	(0.12)	(0.09)	(0.39)	(0.04)
From net realized gains on investments	(1.25)	(3.51)	(4.81)	(2.87)	—	(3.31)

Total distributions to shareholders	(1.37)	(3.59)	(4.93)	(2.96)	(0.39)	(3.35)

Net Asset Value — End of Period	$19.86	$17.78	$21.94	$25.37	$23.45	$19.24

Total Return	19.21%	(1.89)%	7.39%	21.63%	24.27%	(9.36)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.89%	0.89%	0.86%	0.85%	0.85%	0.85%
Net investment income	0.50%	0.70%	0.22%	0.53%	1.10%[3]	1.02%
Portfolio turnover rate	57%	68%	83%	66%	77%	103%
Net Assets at the end of period (000’s omitted)	$359,330	$376,688	$445,322	$707,921	$634,031	$625,090

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.10 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.60%.

See accompanying notes.	CRM Funds
43

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$12.81	$15.41	$18.66	$16.94	$14.12	$15.97

Investment operations:
Net investment income[2]	0.02	0.23 [3]	0.07	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	1.39	(1.36)	0.26	3.94	3.06	(0.72)

Total from investment operations	1.41	(1.13)	0.33	3.99	3.11	(0.69)

Distributions to shareholders:
From net investment income	(0.30)	—	(0.10)	(0.02)	(0.09)	—
From net realized gains on investments	—	(1.47)	(3.48)	(2.25)	(0.20)	(1.16)

Total distributions to shareholders	(0.30)	(1.47)	(3.58)	(2.27)	(0.29)	(1.16)

Net Asset Value — End of Period	$13.92	$12.81	$15.41	$18.66	$16.94	$14.12

Total Return	10.93%	(6.91)%	3.16%	25.09%	22.33%	(3.23)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.14%	1.12%	1.08%	1.07%	1.08%	1.08%
Net investment income	0.22%	1.75%[3]	0.39%	0.27%	0.32%	0.18%
Portfolio turnover rate	38%	72%	82%	86%	96%	96%
Net Assets at the end of period (000’s omitted)	$43,806	$53,393	$75,621	$274,988	$245,267	$182,394

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.19 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.24%.

See accompanying notes.	CRM Funds
44

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$13.03	$15.62	$18.93	$17.16	$14.29	$16.12

Investment operations:
Net investment income[2]	0.04	0.25 [3]	0.13	0.09	0.09	0.05
Net realized and unrealized gain (loss) on investments	1.41	(1.37)	0.24	3.99	3.10	(0.72)

Total from investment operations	1.45	(1.12)	0.37	4.08	3.19	(0.67)

Distributions to shareholders:
From net investment income	(0.33)	—	(0.20)	(0.06)	(0.12)	—
From net realized gains on investments	—	(1.47)	(3.48)	(2.25)	(0.20)	(1.16)

Total distributions to shareholders	(0.33)	(1.47)	(3.68)	(2.31)	(0.32)	(1.16)

Net Asset Value — End of Period	$14.15	$13.03	$15.62	$18.93	$17.16	$14.29

Total Return	11.09%	(6.74)%	3.41%	25.34%	22.65%	(3.07)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.92%	0.90%	0.87%	0.85%	0.87%	0.87%
Net investment income	0.46%	1.90%[3]	0.80%	0.49%	0.55%	0.38%
Portfolio turnover rate	38%	72%	82%	86%	96%	96%
Net Assets at the end of period (000’s omitted)	$543,989	$552,340	$819,957	$881,179	$720,912	$616,731

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.19 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.46%.

See accompanying notes.	CRM Funds
45

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$20.80	$28.93	$35.61	$34.36	$28.14	$30.48

Investment operations:
Net investment income[2]	0.11	0.25 [3]	0.15	0.12	0.24	0.20
Net realized and unrealized gain (loss) on investments	1.26	(0.51)	1.31	7.12	6.30	(2.40)

Total from investment operations	1.37	(0.26)	1.46	7.24	6.54	(2.20)

Distributions to shareholders:
From net investment income	— [4]	(0.30)	(0.19)	(0.18)	(0.32)	(0.14)
From net realized gains on investments	(0.87)	(7.57)	(7.95)	(5.81)	—	—

Total distributions to shareholders	(0.87)	(7.87)	(8.14)	(5.99)	(0.32)	(0.14)

Net Asset Value — End of Period	$21.30	$20.80	$28.93	$35.61	$34.36	$28.14

Total Return	6.53%	1.43%	5.73%	22.95%	23.43%	(7.16)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.15%	1.13%	1.05%	1.03%	1.02%	1.02%
Net investment income	1.01%	1.11%[3]	0.49%	0.35%	0.78%	0.73%
Portfolio turnover rate	36%	76%	105%	77%	91%	105%
Net Assets at the end of period (000’s omitted)	$308,217	$357,232	$461,579	$654,431	$844,632	$1,062,429

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.20 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.21%.

[4]	Amount represents less than $0.005.

See accompanying notes.	CRM Funds
46

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$21.46	$29.60	$36.27	$34.90	$28.60	$30.98

Investment operations:
Net investment income[2]	0.13	0.39 [3]	0.22	0.21	0.32	0.26
Net realized and unrealized gain (loss) on investments	1.31	(0.60)	1.33	7.23	6.38	(2.44)

Total from investment operations	1.44	(0.21)	1.55	7.44	6.70	(2.18)

Distributions to shareholders:
From net investment income	(0.04)	(0.36)	(0.27)	(0.26)	(0.40)	(0.20)
From net realized gains on investments	(0.87)	(7.57)	(7.95)	(5.81)	—	—

Total distributions to shareholders	(0.91)	(7.93)	(8.22)	(6.07)	(0.40)	(0.20)

Net Asset Value — End of Period	$21.99	$21.46	$29.60	$36.27	$34.90	$28.60

Total Return	6.64%	1.61%	5.91%	23.22%	23.68%	(6.95)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.94%	0.95%	0.85%	0.81%	0.81%	0.81%
Net investment income	1.21%	1.60%[3]	0.70%	0.57%	1.00%	0.94%
Portfolio turnover rate	36%	76%	105%	77%	91%	105%
Net Assets at the end of period (000’s omitted)	$231,991	$237,351	$736,171	$1,856,591	$2,034,380	$2,177,845

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2016, net investment income per share reflects special dividends which amounted to $0.28 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.43%.

See accompanying notes.	CRM Funds
47

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Investor Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$8.56	$9.48	$12.23	$12.27	$10.88	$10.91

Investment operations:
Net investment income[2]	0.05	0.05	0.02	0.07	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.69	(0.21)	0.78	2.28	1.94	(0.07)

Total from investment operations	0.74	(0.16)	0.80	2.35	2.04	0.01

Distributions to shareholders:
From net investment income	(0.07)	(0.01)	(0.06)	(0.15)	(0.10)	(0.04)
From net realized gains on investments	(0.07)	(0.75)	(3.49)	(2.24)	(0.55)	—

Total distributions to shareholders	(0.14)	(0.76)	(3.55)	(2.39)	(0.65)	(0.04)

Net Asset Value — End of Period	$9.16	$8.56	$9.48	$12.23	$12.27	$10.88

Total Return	8.56%	(1.47)%	8.42%	21.24%	19.61%	0.15%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, excluding waiver/reimbursement	1.24%	1.33%	1.42%	1.35%	1.31%	1.33%
Net investment income, including waiver/reimbursement	1.14%	0.58%	0.20%	0.54%	0.88%	0.74%
Portfolio turnover rate	58%	121%	132%	89%	113%	126%
Net Assets at the end of period (000’s omitted)	$11,918	$11,906	$12,604	$15,858	$20,816	$19,131

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds
48

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Institutional Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$8.58	$9.50	$12.25	$12.30	$10.91	$10.95

Investment operations:
Net investment income[2]	0.07	0.07	0.05	0.10	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.68	(0.20)	0.78	2.28	1.94	(0.06)

Total from investment operations	0.75	(0.13)	0.83	2.38	2.07	0.03

Distributions to shareholders:
From net investment income	(0.09)	(0.04)	(0.09)	(0.19)	(0.13)	(0.07)
From net realized gains on investments	(0.07)	(0.75)	(3.49)	(2.24)	(0.55)	—

Total distributions to shareholders	(0.16)	(0.79)	(3.58)	(2.43)	(0.68)	(0.07)

Net Asset Value — End of Period	$9.17	$8.58	$9.50	$12.25	$12.30	$10.91

Total Return	8.69%	(1.18)%	8.69%	21.52%	19.87%	0.34%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, excluding waiver/reimbursement	1.00%	1.04%	1.17%	1.10%	1.07%	1.09%
Net investment income, including waiver/reimbursement	1.46%	0.87%	0.45%	0.78%	1.15%	0.93%
Portfolio turnover rate	58%	121%	132%	89%	113%	126%
Net Assets at the end of period (000’s omitted)	$80,642	$61,064	$21,012	$25,861	$42,914	$24,210

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds
49

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$8.32	$10.72	$12.99	$11.88	$9.92	$10.89

Investment operations:
Net investment income (loss)[2]	0.04	0.06	(0.01)	0.02	0.11 [3]	— [4]
Net realized and unrealized gain (loss) on investments	0.58	(0.08)	0.51	2.23	1.98	(0.75)

Total from investment operations	0.62	(0.02)	0.50	2.25	2.09	(0.75)

Distributions to shareholders:
From net investment income	(0.03)	(0.07)	(0.02)	(0.03)	(0.10)	—
From net realized gains on investments	(0.36)	(2.31)	(2.75)	(1.11)	(0.03)	(0.22)

Total distributions to shareholders	(0.39)	(2.38)	(2.77)	(1.14)	(0.13)	(0.22)

Net Asset Value — End of Period	$8.55	$8.32	$10.72	$12.99	$11.88	$9.92

Total Return	7.49%	0.87%	5.48%	19.87%	21.26%	(6.61)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.45%	1.49%	1.50%
Expenses, excluding waiver/reimbursement	1.90%	1.76%	1.59%	1.45%	1.49%	1.58%
Net investment income (loss), including waiver/reimbursement	0.91%	0.72%	(0.08)%	0.18%	0.98%[3]	0.04%
Portfolio turnover rate	47%	91%	97%	76%	113%	145%
Net Assets at the end of period (000’s omitted)	$18,634	$19,708	$23,367	$41,279	$37,537	$24,224

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.06 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.47%.

[4]	Amount represents less than $0.005.

See accompanying notes.	CRM Funds
50

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the
	Six Months Ended	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$8.44	$10.84	$13.10	$11.97	$10.00	$10.95

Investment operations:
Net investment income[2]	0.05	0.10	0.02	0.06	0.13 [3]	0.04
Net realized and unrealized gain (loss) on investments	0.58	(0.10)	0.53	2.24	2.00	(0.77)

Total from investment operations	0.63	—	0.55	2.30	2.13	(0.73)

Distributions to shareholders:
From net investment income	(0.06)	(0.09)	(0.06)	(0.06)	(0.13)	—
From net realized gains on investments	(0.36)	(2.31)	(2.75)	(1.11)	(0.03)	(0.22)

Total distributions to shareholders	(0.42)	(2.40)	(2.81)	(1.17)	(0.16)	(0.22)

Net Asset Value — End of Period	$8.65	$8.44	$10.84	$13.10	$11.97	$10.00

Total Return	7.40%	1.21%	5.82%	20.16%	21.48%	(6.39)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.18%	1.24%	1.25%
Expenses, excluding waiver/reimbursement	1.65%	1.51%	1.35%	1.18%	1.24%	1.33%
Net investment income, including waiver/reimbursement	1.19%	1.10%	0.17%	0.43%	1.22%[3]	0.41%
Portfolio turnover rate	47%	91%	97%	76%	113%	145%
Net Assets at the end of period (000’s omitted)	$3,754	$3,620	$6,316	$8,002	$35,138	$26,195

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]

For the year ended June 30, 2013, net investment income per share reflects special dividends which amounted to $0.06 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.71%.

See accompanying notes.	CRM Funds
51

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Investor Shares
	For the
	Six Months Ending	For the Years Ended June 30,
	December 31, 2016
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$11.74	$13.37	$15.32	$13.86	$12.29	$17.25

Investment operations:
Net investment income (loss)[2]	(0.01)	0.13	0.08	0.06	0.17	0.14
Net realized and unrealized gain (loss) on investments	0.35	(0.56)	(0.49)	1.52	1.40	(3.36)

Total from investment operations	0.34	(0.43)	(0.41)	1.58	1.57	(3.22)

Distributions to shareholders:
From net investment income	(0.10)	(0.04)	(0.02)	(0.12)	—	— [3]
From net realized gains on investments	—	(1.16)	(1.52)	—	—	(1.74)

Total distributions to shareholders	(0.10)	(1.20)	(1.54)	(0.12)	—	(1.74)

Paid in capital from redemption fees[2]	— [3]	— [3]	— [3]	—	—	—

Net Asset Value — End of Period	$11.98	$11.74	$13.37	$15.32	$13.86	$12.29

Total Return	2.94%	(3.38)%	(1.96)%	11.46%	12.78%	(17.70)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, excluding waiver/reimbursement	2.93%	2.79%	2.66%	1.74%	2.10%	2.94%
Net investment income (loss), including waiver/reimbursement	(0.16)%	1.04%	0.61%	0.39%	1.24%	1.08%
Portfolio turnover rate	47%	88%	95%	102%	134%	220%
Net Assets at the end of period (000’s omitted)	$7,845	$7,910	$7,726	$8,955	$8,925	$5,788

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

See accompanying notes.	CRM Funds
52

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Institutional Shares
	For the Six Months Ending December 31, 2016	For the Years Ended June 30,
	(Unaudited)[1]	2016	2015	2014	2013	2012
Net Asset Value — Beginning of Period	$11.80	$13.43	$15.39	$13.93	$12.32	$17.31

Investment operations:
Net investment income[2]	— [3]	0.18	0.06	0.05	0.34	0.12
Net realized and unrealized gain (loss) on investments	0.37	(0.57)	(0.44)	1.57	1.27	(3.33)

Total from investment operations	0.37	(0.39)	(0.38)	1.62	1.61	(3.21)

Distributions to shareholders:
From net investment income	(0.14)	(0.08)	(0.06)	(0.16)	—	(0.04)
From net realized gains on investments	—	(1.16)	(1.52)	—	—	(1.74)

Total distributions to shareholders	(0.14)	(1.24)	(1.58)	(0.16)	—	(1.78)

Paid in capital from redemption fees[2]	— [3]	— [3]	— [3]	—	—	—

Net Asset Value — End of Period	$12.03	$11.80	$13.43	$15.39	$13.93	$12.32

Total Return	3.11%	(3.12)%	(1.76)%	11.68%	12.98%	(17.50)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, excluding waiver/reimbursement	2.68%	2.52%	2.31%	1.35%	1.73%	2.84%
Net investment income, including waiver/reimbursement	0.05%	1.47%	0.45%	0.32%	2.42%	0.89%
Portfolio turnover rate	47%	88%	95%	102%	134%	220%
Net Assets at the end of period (000’s omitted)	$3,957	$4,563	$3,484	$13,187	$37,077	$10,675

[1]	For the six months ended December 31, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

[2]	Calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

See accompanying notes.	CRM Funds
53

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited)

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.

Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under Financial Accounting Standards Board (FASB), Accounting Standards Codification Topic 946, in accordance with FASB Accounting Standards Update 2013-08. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

CRM Funds
54

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. International Opportunity Fund uses a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, International Opportunity Fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CRM Funds
55

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period. There were no transfers between Level 1, Level 2, and Level 3 during the six months ended December 31, 2016. A summary of the inputs used to value the Funds’ investments as of December 31, 2016 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended December 31, 2016, the Funds did not incur any interest or penalties.

CRM Funds
56

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred.

Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities as applicable. There were no capital gains taxes for the six months ended December 31, 2016 in the Funds.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At December 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received[1]	Cash Collateral Received	Net Amount[2]
Small Cap Value Fund
HSBC Securities USA, Inc.	$6,528,270	$6,528,270	$—	$—
Merill Lynch Pierce Fenner & Smith, Inc.	4,358,876	4,358,876	—	—

	$10,887,146	$10,887,146	$—	$—

CRM Funds
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NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

	Repurchase Agreements	Fair Value of Non-cash Collateral Received[1]	Cash Collateral Received	Net Amount[2]

Small/Mid Cap Value Fund
Citigroup Global Markets, Inc.	$3,577,896	$3,577,896	$—	$—
HSBC Securities USA, Inc.	5,513,732	5,513,732	—	—
Merill Lynch Pierce Fenner & Smith, Inc.	5,513,732	5,513,732	—	—

	$14,605,360	$14,605,360	$—	$—

Mid Cap Value Fund
Citigroup Global Markets, Inc.	$3,576,236	$3,576,236	$—	$—
HSBC Securities USA, Inc.	3,576,236	3,576,236	—	—
JP Morgan Securities LLC	215,964	215,964	—	—
Merill Lynch Pierce Fenner & Smith, Inc.	3,576,236	3,576,236	—	—

	$10,944,672	$10,944,672	$—	$—

All Cap Value Fund
HSBC Securities USA, Inc.	$483,140	$483,140	$—	$—

International Opportunity Fund
HSBC Securities USA, Inc.	$472,541	$472,541	$—	$—

[1]	The collateral value shown is limited by the amount of the repurchase agreement.
[2]	Net Amount represents the net amount receivable due from the counterparty in the event of default.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM Funds
58

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2017.

CRM provides compliance services to the Trust. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Trust reimburses CRM for the portion of his salary allocated to his duties as the CCO of the Trust at a rate of $75,000 per year which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $75,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the six months ended December 31, 2016. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the officer dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

CRM Funds
59

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2016, were as follows:

	Purchases	Sales
Small Cap Value Fund	$237,365,909	$256,897,942
Small/Mid Cap Value Fund	$211,169,995	$289,658,991
Mid Cap Value Fund	204,299,848	289,615,078
Large Cap Opportunity Fund	58,417,859	46,302,688
All Cap Value Fund	10,462,116	12,724,250
International Opportunity Fund	5,419,531	6,636,671

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At December 31, 2016, the following Funds had securities on loan:

	Market Value	Cash Collateral
Small Cap Value Fund	$26,872,139	$27,487,146
Small/Mid Cap Value Fund	22,647,356	23,215,360
Mid Cap Value Fund	14,705,297	15,057,672
All Cap Value Fund	472,880	483,140
International Opportunity Fund	448,990	472,541

CRM Funds
60

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for six months ended December 31, 2016 and the year ended June 30, 2016 were as follows:

	For the Six Months		For the Year
	Ended December 31, 2016		Ended June 30, 2016
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Small Cap Value Fund
Sold	242,022	1,140,241	165,672	7,035,791
Issued on reinvestment of distributions	261,516	1,073,996	759,377	2,993,901
Redeemed	(303,183)	(5,310,336)	(750,632)	(9,137,179)

Net increase (decrease)	200,355	(3,096,099)	174,417	892,513

Small/Mid Cap Value Fund
Sold	276,190	2,135,491	806,224	9,106,565
Issued on reinvestment of distributions	65,697	857,523	526,990	5,895,474
Redeemed	(1,365,121)	(6,949,547)	(2,071,070)	(25,107,533)

Net (decrease)	(1,023,234)	(3,956,533)	(737,856)	(10,105,494)

Mid Cap Value Fund
Sold	947,077	981,558	1,621,643	2,684,209
Issued on reinvestment of distributions	636,811	384,302	5,542,660	8,097,151
Redeemed	(4,289,437)	(1,875,285)	(5,945,747)	(24,593,334)

Net increase (decrease)	(2,705,549)	(509,425)	1,218,556	(13,811,974)

Large Cap Opportunity Fund
Sold	4,415	2,042,806	70,259	5,348,239
Issued on reinvestment of distributions	17,825	32,185	113,805	190,851
Redeemed	(111,472)	(396,288)	(124,010)	(637,088)

Net increase (decrease)	(89,232)	1,678,703	60,054	4,902,002

All Cap Value Fund
Sold	138,664	82	306,355	56,482
Issued on reinvestment of distributions	90,860	19,244	590,609	162,946
Redeemed	(416,653)	(14,374)	(709,532)	(373,148)

Net increase (decrease)	(187,129)	4,952	187,432	(153,720)

International Opportunity Fund
Sold	591	23	81,674	112,779
Issued on reinvestment of distributions	5,603	3,689	59,114	24,419
Redeemed	(25,183)	(61,389)	(44,825)	(9,881)

Net increase (decrease)	(18,989)	(57,677)	95,963	127,317

CRM Funds
61

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund as of December 31, 2016 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Small Cap Value Fund	$371,282,752	$94,926,032	$(9,380,493)	$85,545,539
Small/Mid Cap Value Fund	509,341,123	107,009,579	(15,395,328)	91,614,251
Mid Cap Value Fund	472,486,561	108,876,878	(29,254,099)	79,622,779
Large Cap Opportunity Fund	84,607,814	10,642,836	(2,733,185)	7,909,651
All Cap Value Fund	19,714,489	4,070,916	(1,027,749)	3,043,167
International Opportunity Fund	12,214,867	1,256,808	(1,147,922)	108,886

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. This line of credit agreement is with the Bank of New York Mellon. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. Each Fund may borrow up to a maximum of one third of its net assets under the agreement, except that if a Fund has net assets of less than $100 million, such Fund may borrow up to a maximum of 20% of its net assets. The Trust is charged an annual 0.03% upfront fee as well as an annual fee of 0.21% of the commitment amount which is allocated proportionately to each Fund’s borrowing capabilities. For a Fund that utilizes the revolving line of credit, interest will be charged at a rate of 1.25% plus a negotiated alternative base rate, or overnight rate, depending upon the type of loan. The line of credit is scheduled to expire on October 6, 2017. The Funds had no amounts outstanding as of December 31, 2016 or at any time during the six months then ended.

10.

Redemption Fees. Shareholders who sell or exchange shares of International Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

CRM Funds
62

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NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Concluded)

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events that required recognition or disclosure in the financial statements.

CRM Funds
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CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, we will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

CRM Funds
64

CRM FUNDS

OTHER INFORMATION (Unaudited) (Concluded)

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds
65

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TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

SEMI-ANNUAL REPORT (Unaudited)	December 31, 2016

Dear Fellow Shareholders:

In spite of all the concern over Brexit1, sluggish first half economic growth, and the direction of interest rates, the equity markets enjoyed strong returns during the third quarter ending September 30, 2016. Larger capitalization stocks (S&P 5002) appreciated by 4% and smaller capitalization stocks climbed by an impressive 9% (Russell 20003). Technology was the best performing sector, followed by other cyclical sectors such as materials and industrials. In the specific case of technology shares, they were further propelled by merger & acquisition (M&A) activity. The semiconductor industry, in particular, was rapidly consolidating, continuing the trend of the past few years. Activist firms had targeted a number of small to mid-sized technology companies, advocating for sale processes and many such targets capitulated. Consumer staples lagged from the combination of the rotation away from bond surrogates, as well as weaker fundamentals. As economic expansion globally remained sluggish, revenue growth was hard to come by. This was exacerbated by increased deflation in agricultural and food related prices, which further pressured earnings. In the U.S., the backdrop for consumers was encouraging with better employment and wage trends. With that said, retail sales were good, not great, as household health care expenses continued to grow and consumers remained uneasy about the future during the volatile times.

The markets had come to accept continued political gridlock, slow growth, and periodic trepidation over deflation. In a matter of hours on the morning of November 9th, market participants began to discount the possibility of a different future. The prospects for aggressive fiscal stimulus with one party controlling both the executive and legislative branches led to a nearly instantaneous increase in inflation expectations, which pushed bond yields higher by 40 basis points4 over the course of only three trading days. Given the interplay of markets, the dollar began to strengthen and stocks that benefit from higher interest rates (i.e., banks) soared and those hurt by the stronger dollar generally faded. Stocks also viewed as reflation beneficiaries (i.e., deep cyclical/industrials) were likewise propelled higher. These were fairly typical responses, which the market has experienced in prior cyclical rallies.

One important differentiating catalyst post-election was the narrative around corporate tax reform. Both political parties had proposed some type of tax reform and repatriation holiday with proceeds used to fund a step up in infrastructure spending. However, a border adjustable tax or “import tax” that had been discussed in academic circles and among Republican policy makers became more front and center. It is complex and a radical change from existing laws, but in harmony with Trump’s policy goals of effectively punishing importers who have moved manufacturing jobs overseas. The objective is to thwart future jobs from leaving, incentivize bringing jobs back on shore, and help pay for the lower tax rates. The market’s knee jerk reaction was to perhaps confuse tax reform with tax cut and reward domestically oriented companies with high tax rates to the detriment of lower tax rate/multinational companies. Subsequently, the prospects for a border adjustable tax (taxing imports such that the company cannot deduct the cost of those goods and rewarding exporters by eliminating tax on goods manufactured in the U.S. and sold overseas) began to weigh on a broader group of companies, particularly retail and apparel companies.

1

This triple catalyst of interest rates, exchange rates, and tax rates is what propelled certain sectors and subsectors to such extraordinary performance over a relatively short period of time. The returns on the S&P 500 from the election through calendar year-end were not so otherworldly - up 4.5% - and quite understandable given the passing of the election uncertainty. The range of performance among sectors, styles, and market caps, however, was truly astounding. Banks and other perceived beneficiaries of higher interest rates bounded 25% higher, many industrials appreciated by 10-20%+, and small cap value stocks were up 17%.

In the interest rate sensitive and perceived reflationary beneficiary stocks, the market is discounting a lot of policy achievement. The coming months will be important in determining whether there is sufficient policy success to meet these market expectations, net of any unintended consequences which might ensue. The offsets in both corporate and personal tax reform such as the elimination of certain deductions and credits will likely create winners and losers when the goal is deficit neutrality. The border adjustable tax is also a wildcard and what emerges from the legislative and lobbying process will likewise create some dislocations and ramifications. Academic theory posits currency rates will adjust such that importers will not need to pass on higher costs to their customers. If the real world does not comport with academic theory, the result could be a leap in inflation, effectively taxing consumers and possibly causing the Federal Reserve (“the Fed”) to become more aggressive with interest rate increases. Additionally, if currency rates do adjust, it could lead to a further strengthening of the dollar, which itself could be counterproductive for exports and multinational/S&P 500 earnings as well as emerging market economies and those with dollar denominated debt.

So, there is clearly a lot at stake as the legislative process gets under way with the new administration. The Fed has set forth its expectations for future interest rate hikes, but its decision making and the market’s expectations will take cues from the nature and magnitude of the fiscal initiatives. While so much of the market’s volatility in recent years has been due to events outside of the U.S., the post-election rally was very much domestically focused. Markets were challenged several times in 2016 by geopolitical/global macro events and each occasion was effectively a false alarm. This “recency bias” may have created some complacency for future events such as: the upcoming French, German, and other European Union national elections; China in terms of its economic growth, banking system health, currency as well as the potential for trade wars, and regional military forays; Russia’s efforts to re-establish itself as a superpower; North Korea, which many geopolitical strategists believe is the most dangerous of the global theaters; and OPEC (Organization of the Petroleum Exporting Countries)...can they honor the agreement?

The market tiering that has developed between the perceived beneficiaries of Trump policies and the rest has created numerous attractive opportunities. While the market indices look expensive, outside of these favored areas, we find valuations to be quite reasonable, particularly relative to their earnings growth and strategic initiatives. In the event the policy reality matches the policy promise, we expect to benefit from our holdings in banks and other apparent beneficiaries; however, the opportunity for more attractive relative reward at the moment seems to be most everywhere else. The restoration of business confidence is very favorable for our approach to investing and it will impact a broad array of companies including those which have thus far not been the obvious winners.

The following is a discussion of factors that influenced the performance of the CRM Long/Short Opportunities Fund for the period August 16, 2016 (the inception of the fund) through December 31, 2016.

2

For the period August 16, 2016 through December 31, 2016, the CRM Long/Short Opportunities Fund returned -1.00% versus 3.61% for the S&P 500. During the period, our longs in the financial sectors contributed most to performance while the shorts in the industrial and financial sectors detracted from performance. In terms of exposure during the period, the Fund averaged approximately 90% gross long, 65% gross short, and 25% net long.

Top individual names that negatively impacted the long portfolio were clothing manufacturer G-III Apparel Group; pharmaceutical manufacturer, Allergan plc; and PVH Corporation, an apparel and footwear company. G-III reacted negatively to a weak second quarter earnings report. Shares of Allergan sold off in the fourth quarter around the Presidential election concerns. Investors sold all drug stocks on fears that a Clinton win would introduce more price pressure on the industry. The third quarter results from the company were strong with respect to new launches which are important for long-term growth. However, weakness in a few older legacy products dragged overall results down. PVH Corporation shares underperformed in December 2016 as investors became more concerned about foreign exchange risk and the potential for a border tax adjustment on imported goods.

The top contributors in the long portfolio were multimedia company, CBS Corporation; rail transportation provider Norfolk Southern Corporation; and Evercore Partners, Inc., an investment banking boutique. CBS Corporation reported strong earnings and benefitted as its peer, Time Warner, was the target of an acquisition by AT&T. Shares of Norfolk Southern Corporation rallied as volume comparisons became more favorable on a year-over-year basis with the anticipation of overall volumes turning positive in early 2017. Higher oil prices benefitted rail intermodal versus over-the-road trucking and higher natural gas prices improved prospects for the rail’s coal business. Evercore Partners reported better than expected third quarter earnings due to strong M&A advisory activity and the company ended the fourth quarter with a strong backlog. In addition, Evercore rallied post the presidential election due to the potential benefit from lower taxes for its business and to the broader M&A environment.

The top detractors in the short portfolio were a railcar leasing company, a regional bank, and a financial services firm. A railcar leasing company appreciated due to its characterization as a largely domestic, high tax payer that can potentially benefit from a cyclical recovery in rail traffic and demand for leased rail cars. Shares of a regional bank rallied following the presidential election on the expectation of higher interest rates, the potential for lower taxes, and less regulatory pressure. A financial services firm rallied following the November election results and potential changes in the regulatory environment.

Our leading short contributors included a medical technology company, a specialty retailer, and a biopharmaceutical company. Shares of the med tech company declined after reporting results below expectations. A mall based specialty retailer posted weak 2Q16 earnings results as both revenues and margins missed expectations. Shares of a European pharma company declined as fears emerged around patent loss for one of its main drugs.

Sincerely,

Ronald H. McGlynn

Chairman, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

1In June 2016, the U.K. population voted to leave the E.U. in the Brexit referendum vote.

3

2S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. It is not possible to invest directly in an index.

3The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small cap U.S. companies. It is not possible to invest directly in an index.

4Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund is professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Fund’s service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Fund can be found in the Comparison of Change in Value section of this report.

Investments in small and mid capitalization companies generally are more volatile due to limited product lines, fewer capital resources and less depth of management than larger companies. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values. Investments in foreign securities, including emerging markets, involve special risks such as greater social, economic, regulatory, and political uncertainties, and currency fluctuation.

This report must be preceded or accompanied by the current prospectus for the Fund. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, charges and expenses of the Fund. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

4

CRM LONG/SHORT OPPORTUNITIES FUND

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 through December 31, 2016).

The Expense Table below illustrates your Fund expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

CRM Long/Short Opportunities Fund
5

CRM LONG/SHORT OPPORTUNITIES FUND

EXPENSE DISCLOSURE (Unaudited) (Concluded)

For the Six Months Ended December 31, 2016

Expense Table

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Institutional Shares
Actual Fund Return	$1,000.00	$990.00	2.65%	$9.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.85	2.65%	$13.44

(1)	The expense ratio includes the impact of dividend and interest expense on securities sold short. Excluding such dividend and interest expense, the Fund’s expense ratio would have been 1.60%.
(2)

Expenses calculated on the Actual Fund Return are based on data since inception (August 16, 2016) and expenses calculated using the Hypothetical Fund Return assume that the share class has been in existence for 184 days, and are based on data since July 1, 2016.

CRM Long/Short Opportunities Fund
6

CRM LONG/SHORT OPPORTUNITIES FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

December 31, 2016 (Unaudited)

PORTFOLIO HOLDINGS

The following table presents a summary of the portfolio holdings of the Fund as a percentage of its net assets.

Sector Allocation
Common Stock
Consumer Discretionary	23.6%
Information Technology	19.8
Industrials	14.1
Health Care	9.8
Materials	8.9
Utilities.	5.2
Energy	3.4
Consumer Staples	3.1
Financials	2.0
Purchased Options	0.1
Short-Term Investments	12.9
Securities Sold Short
Common Stock
Energy	(0.7)
Financials	(2.0)
Consumer Staples	(4.4)
Materials	(4.6)
Information Technology	(7.2)
Health Care	(7.7)
Industrials	(11.0)
Consumer Discretionary	(13.6)
Exchange-Traded Funds Sold Short	(3.1)
Written Options	(0.1)

48.5%

Portfolio holdings are subject to change at any time.

CRM Long/Short Opportunities Fund
7

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Shares		Value
Common Stock — 89.9%
Consumer Discretionary — 23.6%
Automobiles & Components — 0.3%
15,090	Adient PLC[1,2]	$884,274

Consumer Durables & Apparel — 6.8%
121,273	Deckers Outdoor Corp.[2,3]	6,717,312
191,745	G-III Apparel Group Ltd.[2,3]	5,667,982
28,240	Mohawk Industries, Inc.[2,3]	5,638,963
66,550	PVH Corp.[3]	6,005,472

		24,029,729

Consumer Services — 6.2%
422,770	Bloomin’ Brands, Inc.[3]	7,622,543
258,100	Hilton Worldwide Holdings, Inc.[2]	7,020,320
43,910	Vail Resorts, Inc.[3]	7,083,122

		21,725,985

Media — 3.5%
193,950	CBS Corp. — Class B3	12,339,099

Retailing — 6.8%
14,083	AutoZone, Inc.[2]	11,122,613
104,860	Dollar General Corp.	7,766,980
168,020	Restoration Hardware Holdings, Inc.[2,3]	5,158,214

		24,047,807

Total Consumer Discretionary		83,026,894

Consumer Staples — 3.1%
Food, Beverage & Tobacco — 3.1%
367,805	Flowers Foods, Inc.	7,345,066
48,830	Mead Johnson Nutrition Co.	3,455,211

Total Consumer Staples		10,800,277

Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
337,865	Callon Petroleum Co.[2,3]	5,192,985
38,215	Pioneer Natural Resources Co.[3]	6,881,375

Total Energy		12,074,360

Financials — 2.0%
Insurance — 2.0%
148,125	Hartford Financial Services Group, Inc. (The)[3]	7,058,156

Health Care — 9.8%
Health Care Equipment & Services — 4.2%
91,230	STERIS PLC[1,3]	6,147,990
86,305	Zimmer Biomet Holdings, Inc.	8,906,676

		15,054,666

Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
93,635	Allergan PLC[1,2,3]	19,664,286

Total Health Care		34,718,952

Shares		Value
Industrials — 14.1%
Capital Goods — 3.6%
305,806	Johnson Controls International PLC[1,3]	$12,596,149

Commercial & Professional Services — 2.8%
81,195	Dun & Bradstreet Corp. (The)[3]	9,850,577

Transportation — 7.7%
48,150	Canadian Pacific Railway Ltd.	6,874,376
44,947	FedEx Corp.[3]	8,369,131
109,955	Norfolk Southern Corp.[3]	11,882,837

		27,126,344

Total Industrials		49,573,070

Information Technology — 19.8%
Semiconductors & Semiconductor Equipment — 5.8%
43,030	Broadcom Ltd.[3]	7,606,413
131,405	NXP Semiconductors NV2,3	12,879,004

		20,485,417

Software & Services — 5.6%
127,810	Cornerstone OnDemand, Inc.[2,3]	5,407,641
135,640	PTC, Inc.[2,3]	6,276,063
162,255	Total System Services, Inc.[3]	7,955,362

		19,639,066

Technology Hardware & Equipment — 8.4%
106,040	Harris Corp.[3]	10,865,919
467,770	Hewlett Packard Enterprise Co.[3]	10,824,198
62,740	Palo Alto Networks, Inc.[2,3]	7,845,637

		29,535,754

Total Information Technology		69,660,237

Materials — 8.9%
Chemicals — 7.0%
71,675	Air Products & Chemicals, Inc.[3]	10,308,299
76,210	PPG Industries, Inc.[3]	7,221,660
104,550	W.R. Grace & Co.	7,071,762

		24,601,721

Metals & Mining — 1.9%
115,285	Nucor Corp.	6,861,763

Total Materials		31,463,484

Utilities — 5.2%
Utilities: Electrical — 2.6%
76,450	NextEra Energy, Inc.[3]	9,132,717

Utilities: Multi — 2.6%
148,070	Black Hills Corp.[3]	9,082,614

Total Utilities		18,215,331

Total Common Stock (Cost $317,307,308)		316,590,761

See accompanying notes.	CRM Long/Short Opportunities Fund
8

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Contracts		Value
Purchased Options — 0.1%
Call Option — 0.0%
795	Mondelez International Corp., Strike Price $45.00, Expires 01/20/17	$80,295

Put Options — 0.1%
1,013	CBS Corp., Strike Price $60.00, Expires 03/17/17	174,236
222	FedEx Corp., Strike Price $190.00, Expires 01/20/17	130,980

		305,216

Total Purchased Options (Cost $462,671)		385,511

Shares
Short-Term Investments — 12.9%
22,684,187	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.52%[4]	22,684,187
22,684,187	Federated Treasury Obligations Fund Institutional Series, 0.36%[4]	22,684,187

Total Short-Term Investments (Cost $45,368,374)		45,368,374

Total Investments in Securities — 102.9% (Cost $363,138,353)		362,344,646

Securities Sold Short — (54.3)%
Common Stock Sold Short — (51.2)%
Consumer Discretionary — (13.6)%
Automobiles & Components — (1.6)%
(15,090)	Adient PLC[1]	(884,274)
(42,330)	Autoliv, Inc.	(4,789,640)

		(5,673,914)

Consumer Durables & Apparel — (4.7)%
(33,810)	Hasbro, Inc.	(2,630,080)
(98,360)	VF Corp.	(5,247,506)
(19,490)	Whirlpool Corp.	(3,542,697)
(229,820)	Wolverine World Wide, Inc.	(5,044,549)

		(16,464,832)

Consumer Services — (2.8)%
(49,375)	Darden Restaurants, Inc.	(3,590,550)
(25,805)	Hilton Grand Vacations, Inc.[2]	(670,930)
(146,160)	ServiceMaster Global Holdings, Inc.[2]	(5,505,847)

		(9,767,327)

Retailing — (4.5)%
(75,165)	Best Buy Co., Inc.	(3,207,291)
(51,050)	Big Lots, Inc.	(2,563,220)
(232,950)	Chico’s FAS, Inc.	(3,352,151)

Shares		Value
Consumer Discretionary — (continued)
Retailing — (continued)
(95,445)	Target Corp.	$(6,893,992)

		(16,016,654)

Total Consumer Discretionary		(47,922,727)

Consumer Staples — (4.4)%
Food & Staples Retailing — (1.0)%
(118,000)	Metro, Inc.	(3,529,498)

Food, Beverage & Tobacco — (2.3)%
(96,010)	Brown-Forman Corp. — Class B	(4,312,769)
(110,520)	Hormel Foods Corp.	(3,847,201)

		(8,159,970)

Household & Personal Products — (1.1)%
(84,400)	Church & Dwight Co., Inc.	(3,729,636)

Total Consumer Staples		(15,419,104)

Energy — (0.7)%
Energy Equipment & Services — (0.7)%
(32,840)	Helmerich & Payne, Inc.	(2,541,816)

Financials — (2.0)%
Diversified Financials — (1.0)%
(36,595)	Moody’s Corp.	(3,449,811)

Insurance — (1.0)%
(95,455)	First American Fnancial Corp.	(3,496,516)

Total Financials		(6,946,327)

Health Care — (7.7)%
Health Care Equipment & Services — (2.3)%
(23,790)	ABIOMED, Inc.[2]	(2,680,657)
(13,020)	ICU Medical, Inc.[2]	(1,918,497)
(77,640)	LivaNova PLC[1,2]	(3,491,471)

		(8,090,625)

Pharmaceuticals, Biotechnology & Life Sciences — (5.4)%
(163,345)	Bruker Corp.	(3,459,647)
(43,380)	Johnson & Johnson	(4,997,810)
(38,686)	Roche Holding AG	(8,818,573)
(30,220)	UCB SA	(1,933,510)

		(19,209,540)

Total Health Care		(27,300,165)

Industrials — (11.0)%
Capital Goods — (6.8)%
(17,420)	Acuity Brands, Inc.	(4,021,581)
(59,425)	GATX Corp.	(3,659,392)
(65,020)	Owens Corning	(3,352,431)
(74,200)	Regal Beloit Corp.	(5,138,350)
(22,970)	Stanley Black &Decker, Inc.	(2,634,429)
(7,250)	TransDigm Group, Inc.	(1,804,960)
(122,805)	Triumph Group, Inc.	(3,254,333)

		(23,865,476)

Transportation — (4.2)%
(401,050)	Deutsche Lufthansa AG	(5,169,846)
(698,080)	Royal Mail PLC[1]	(3,968,183)

See accompanying notes.	CRM Long/Short Opportunities Fund
9

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

Shares		Value
Industrials — (continued)
Transportation — (continued)
(54,980)	Union Pacific Corp.	$(5,700,326)

		(14,838,355)

Total Industrials		(38,703,831)

Information Technology — (7.2)%
Semiconductors & Semiconductor Equipment — (1.0)%
(55,910)	QUALCOMM, Inc.	(3,645,332)

Software & Services — (6.2)%
(149,407)	Fortinet, Inc.[2]	(4,500,139)
(33,620)	International Business Machines Corp.	(5,580,584)
(76,690)	Workday, Inc. — Class A2	(5,068,442)
(573,170)	Xerox Corp.	(5,003,774)
(302,950)	Xerox Corp. When Issued	(1,766,198)

		(21,919,137)

Total Information Technology		(25,564,469)

Materials — (4.6)%
Chemicals — (1.0)%
(13,300)	Sherwin-Williams Co. (The)	(3,574,242)

Materials — (3.6)%
(36,300)	International Flavors & Fragrances, Inc.	(4,277,229)
(28,960)	Praxair, Inc.	(3,393,823)
(102,805)	Worthington Industries, Inc.	(4,877,069)

		(12,548,121)

Total Materials		(16,122,363)

Total Common Stock Sold Short (Proceeds $(183,850,929))		(180,520,802)

Shares		Value
Exchange-Traded Funds Sold Short — (3.1)%
(90,920)	iShares 20+ Year Treasury Bond ETF
(Proceeds $(10,792,218))		$(10,831,300)

Total Securities Sold Short (Proceeds $(194,643,147))		(191,352,102)

Contracts
Written Options — (0.1)%
Call Option — (0.1)%
(1,013)	CBS Corp., Strike Price $65.00, Expires 03/17/17	(238,055)
Put Option — 0.0%
(1,013)	CBS Corp., Strike Price $50.00, Expires 03/17/17	(28,364)

Total Written Options (Proceeds $(196,916))		(266,419)

Other Assets in Excess of Liabilities — 51.5%		181,393,819

Total Net Assets — 100.0%		$352,119,944

See accompanying notes.	CRM Long/Short Opportunities Fund
10

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2016 (Unaudited)

A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows (see Note 2 in Notes to Financial Statements):

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities
Common Stock	$316,590,761	$316,590,761	$—	$—
Purchased Options	385,511	385,511	—	—
Short-Term Investments	45,368,374	45,368,374	—	—

Total Assets - Investments in Securities	$362,344,646	$362,344,646	$—	$—

Other Financial Instruments*
Forward Foreign Currency Contracts	$8,948	$—	$8,948	$—

Total Assets - Other Financial Instruments	$8,948	$—	$8,948	$—

Liabilities
Common Stock Sold Short
Consumer Discretionary	$(47,922,727)	$(47,922,727)	$—	$—
Consumer Staples	(15,419,104)	(15,419,104)	—	—
Energy	(2,541,816)	(2,541,816)	—	—
Financials	(6,946,327)	(6,946,327)	—	—
Health Care	(27,300,165)	(16,548,082)	(10,752,083)	—
Industrials	(38,703,831)	(29,565,802)	(9,138,029)	—
Information Technology	(25,564,469)	(25,564,469)	—	—
Materials	(16,122,363)	(16,122,363)	—	—
Exchange-Traded Funds Sold Short	(10,831,300)	(10,831,300)	—	—
Written Options	(266,419)	(266,419)	—	—

Total Liabilities - Investments in Securities	$(191,618,521)	$(171,728,409)	$(19,890,112)	$—

Other Financial Instruments*
Forward Foreign Currency Contracts	$(81,314)	$—	$(81,314)	$—
Total Return Swap Agreements - Equity Contracts	(779,139)	—	(779,139)	—

Total Liabilities - Other Financial Instruments	$(860,453)	$—	$(860,453)	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts and total return swap agreements, which are recorded at fair value.

There were no transfers between Level 1, Level 2, and Level 3 during the period August 16, 2016 to December 31, 2016.

See accompanying notes.	CRM Long/Short Opportunities Fund
11

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2016 (Unaudited)

Forward foreign currency contracts outstanding at December 31, 2016:

Counterparty	Termination Date	Currency Purchase		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	03/15/17	1,221,831	British Pound	1,562,355	United States Dollar	$(53,717)
Morgan Stanley	03/15/17	700,000	Canadian Dollar	527,585	United States Dollar	(5,764)
Morgan Stanley	03/15/17	2,228,715	Switzerland Franc	2,220,807	United States Dollar	(21,833)
Morgan Stanley	03/15/17	801,450	United States Dollar	750,000	Euro	8,948
Total Forward Foreign Currency Contracts						$(72,366)

Total return swap agreements outstanding at December 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(1)
Morgan Stanley	03/06/17	$(9,872,797)	Pay or receive amounts based on market value fluctuation of the Canadian financial equity basket	$(87,248)	$—	$(87,248)
Morgan Stanley	02/24/17	(5,409,833)	Pay or receive amounts based on market value fluctuation of the insurance equity basket	(147,396)	—	(147,396)
Morgan Stanley	02/21/17	(18,544,763)	Pay or receive amounts based on market value fluctuation of the utility equity basket	(544,495)	—	(544,495)

				$(779,139)	$—	$(779,139)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized (depreciation).

[1]	PLC — Public Limited Company.
[2]	Non-income producing security.
[3]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[4]	Rate represents an annualized yield at date of measurement.

See accompanying notes.	CRM Long/Short Opportunities Fund
12

CRM LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016 (Unaudited)

ASSETS:
Investments in securities
Investments in securities, at cost	$363,138,353
Net unrealized depreciation	(793,707)

Total investments in securities, at value	362,344,646
Cash	1,819,714
Deposits with broker for securities sold short	190,804,758
Receivable for fund shares sold	237,497
Receivable for securities sold	14,003,271
Unrealized appreciation on foreign currency exchange contracts	8,948
Dividends receivable	409,282
Other assets	33,180

Total assets	569,661,296

LIABILITIES:
Securities sold short, at value (proceeds $194,643,147)	191,352,102
Written Options, at value (proceeds $196,916)	266,419
Unrealized depreciation on swap agreements	779,139
Payable for fund shares redeemed	785,970
Payable for securities purchased	23,599,891
Unrealized depreciation on foreign currency exchange contracts	81,314
Payable for dividends on securities sold short	196,106
Interest payable	28,024
Accrued advisory fee	366,912
Trustees fees	4,335
Audit and tax fees	16,635
Other accrued expenses	64,505

Total liabilities	217,541,352

NET ASSETS	$352,119,944

COMPONENTS OF NET ASSETS
Paid-in-capital	$355,650,877
Accumulated net investment loss	(25,301)
Accumulated net realized loss on investments and foreign currency transactions	(4,986,266)
Net unrealized appreciation on investments and foreign currency	1,480,634

NET ASSETS	$352,119,944

NET ASSETS BY SHARE CLASS
Institutional Shares	$352,119,944

SHARES OF BENEFICIAL INTEREST OUTSTANDING ($0.01 par value, unlimited authorized shares) Institutional Shares	35,570,720
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Institutional Shares	$9.90

See accompanying notes.	CRM Long/Short Opportunities Fund
13

CRM LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Period
August 16, 2016(1)
through
December 31, 2016
INVESTMENT INCOME
Dividends	$1,597,482
Foreign tax withheld	(5,060)

Total investment income	1,592,422

EXPENSES
Investment advisory fees	914,885
Administration and accounting fees	19,581
Custody fees	21,541
Transfer Agent fees	51,036
Shareholder reports	4,891
Trustee fees and expenses	8,015
Insurance fees	2,267
Registration fees	13,015
Audit and tax fees	16,635
Legal fees	15,963
Dividend and interest expense on securities sold short	641,845
Miscellaneous	7,199

Total expenses	1,716,873
Expenses waived/reimbursed	(99,150)

Net expenses	1,617,723

NET INVESTMENT LOSS	(25,301)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(544,977)
Purchased Options	(260,876)
Short sales	(3,053,575)
Swap agreements	(996,461)
Written Options	76,052
Foreign currency transactions	(206,429)

Net realized gain (loss)	(4,986,266)

Net change in unrealized appreciation (depreciation) on:
Investments	(716,547)
Purchased Options	(77,160)
Short sales	3,291,045
Swap agreements	(779,139)
Written Options	(69,503)
Foreign currency transactions	(168,062)

Net change in unrealized appreciation (depreciation)	1,480,634

Net realized and unrealized gain (loss) on investments and foreign currency	(3,505,632)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,530,933)

    (1) Inception date.

See accompanying notes.	CRM Long/Short Opportunities Fund
14

CRM LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period
August 16, 2016(1)
through
December 31, 2016
NET ASSETS - BEGINNING OF PERIOD	$—

OPERATIONS
Net investment loss	(25,301)
Net realized loss from investments and foreign currency.	(4,986,266)
Net change in unrealized appreciation on investments and foreign currency	1,480,634

Net decrease in net assets resulting from operations	(3,530,933)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	371,187,097
Redemption of shares - Institutional Shares	(15,536,220)

Net increase from capital share transactions	355,650,877

Total increase in net assets	352,119,944

NET ASSETS - END OF PERIOD	$352,119,944

Accumulated net investment loss	$(25,301)

    (1) Inception date.

See accompanying notes.	CRM Long/Short Opportunities Fund
15

CRM LONG/SHORT OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total return in the table represents the rate an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

For the Period
August 16, 2016
through
December 31, 2016[1]
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment loss[2]	— [3]
Net realized and unrealized loss on investments and foreign currency	(0.10)

Total from investment operations	(0.10)

Net Asset Value — End of Period	$9.90

Total Return	(1.00)%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement[4]	2.65%
Expenses, excluding waiver/reimbursement	2.81%
Net investment loss, including waiver/reimbursement	(0.04)%
Portfolio turnover rate	229%
Net Assets at the end of period (000’s omitted)	$352,120

[1]	Inception date was August 16, 2016. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
[2]	Calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the period August 16, 2016 through December 31, 2016 would have been 1.60%.

See accompanying notes.	CRM Long/Short Opportunities Fund
16

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited)

1.

Description of the Fund. CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund” or the “Fund”) is a series of the CRM Mutual Fund Trust (te “Trust”). A shareholder of one series of the Trust is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005. The Fund commenced operations on August 16, 2016.

The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $100,000,000 minimum per registered investment adviser or qualified financial intermediary.

2.

Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and therefore, the Fund follows the accounting and reporting requirements for investment companies under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, in accordance with FASB Accounting Standards update 2013-08. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. The Fund values its investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing the Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. The Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third party pricing service. Option contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). In addition, the Fund may use fair value methodologies if it is determined that a significant event has occurred between the time at which

CRM Long/Short Opportunities Fund
17

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. The Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security.

The Fund discloses the value of its investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•	Level 1 —	quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Fund does not adjust the quoted price for such investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

CRM Long/Short Opportunities Fund
18

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair value measurement. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period. There were no transfers between Level 1, Level 2 or Level 3 for the Fund during the period August 16, 2016 through December 31, 2016. A summary of the inputs used to value the Fund’s investments as of December 31, 2016 is included with the Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within the Fund’s statement of operations, as applicable.

Federal Income Taxes. The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in the Fund’s financial statements. On an ongoing basis, management monitors the Fund’s tax positions to determine if any adjustments to its conclusions are necessary.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period August 16, 2016 through December 31, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. The Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income and expense are recorded on the ex-dividend date. The Fund records expenses as incurred.

Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Fund’s investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities as applicable. There were no capital gains taxes for the period August 16, 2016 through December 31, 2016 in the Fund.

CRM Long/Short Opportunities Fund
19

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Fund. CRM receives an advisory fee from the Fund of 1.50% of the Fund’s average daily net assets.

CRM has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses, exceed 1.60% of average daily net assets of the Fund. These expense limitations are in effect until November 1, 2017. Prior to that date, the arrangement may be terminated only by the vote of the Board of Trustees of the Fund.

CRM provides compliance services to the Trust. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Trust reimburses CRM for the portion of his salary allocated to his duties as the CCO of the Trust at a rate of $75,000 per year which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

Compensation of Trustees and Officers. Except for the CCO of the Fund, trustees and officers of the Fund who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Fund.

Trustees of the Fund who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $75,000 which is allocated on a pro-rata basis amongst the Series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the period August 16, 2016 through December 31, 2016. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Fund, or the earlier of when his or her successor is elected or qualified, the officer dies, resigns, is removed or becomes disqualified.

CRM Long/Short Opportunities Fund
20

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the period August 16, 2016 through December 31, 2016, were as follows:

Purchases	Sales
$505,652,685	$187,819,930

Purchases to
Short Sales	Cover Shorts
$359,285,698	$167,696,127

5.

Short Sale Transactions. In short sale transactions the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short and is also charged interest on the security borrowed, which are shown as dividend and interest expense in the Statement of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, is limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statement of Assets and Liabilities as deposits with broker for securities sold short. Non-cash collateral pledged by the Fund is noted in the Schedule of Investments.

6.	Capital Share Transactions. Transactions in shares of capital stock for the period August 16, 2016 through December 31, 2016 was as follows:

For the Period
August 16, 2016(1)
through
December 31, 2016
Institutional
Shares
Sold	37,124,282
Redeemed	(1,553,562)

Net increase	35,570,720

    (1) Inception date.

CRM Long/Short Opportunities Fund
21

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Fund as of December 31, 2016 were as follows:

			Net Unrealized
Tax Cost of	Gross Unrealized	Gross Unrealized	Appreciation (Depreciation)
Investments	Appreciation	Depreciation	on Investments
$365,159,653	$5,733,490	$(8,548,497)	$(2,815,007)

8.

Derivative Financial Instruments. The Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying

CRM Long/Short Opportunities Fund
22

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Transactions in options written during the period August 16, 2016 through December 31, 2016 were as follows:

	Number of	Premium
	Contracts	Received
Options outstanding at August 16, 2016(1)	—	$—

Options written	2,779	341,686
Options repurchased	(668)	(137,966)
Options expired.	(85)	(6,804)

Options outstanding at December 31, 2016	2,026	$196,916

(1) Inception date

Forward Foreign Currency Contracts. The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps. The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

CRM Long/Short Opportunities Fund
23

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Total return basket swaps. The Fund enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of an agreement, the swap is designed to function as a portfolio of direct investments in long and short equity. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”) or similar agreement with its counterparties. An ISDA MA is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA MA, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the

CRM Long/Short Opportunities Fund
24

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements. For derivatives traded under an ISDA MA, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

CRM Long/Short Opportunities Fund
25

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

The following is a summary of the location of derivatives on the Fund’s Statement of Assets and Liabilities as of December 31, 2016:

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

Equity contracts	Investments in securities, at value Unrealized appreciation on swap agreements	Options written at value Unrealized depreciation on swap agreements

	Asset Derivative Value
	Total Value	Interest Rate Contracts	Currency Contracts	Credit Contracts	Equity Contracts
Forward Foreign Currency Contracts	$8,948	$—	$8,948	$—	$—
Purchased Options	385,511	—	—	—	385,511

	$394,459	$—	$8,948	$—	$385,511

	Liability Derivative Value
	Total Value	Interest Rate Contracts	Currency Contracts	Credit Contracts	Equity Contracts
Forward Foreign Currency Contracts	$81,314	$—	$81,314	$—	$—
Written Options	266,419	—	—	—	266,419
Swap Agreements	779,139	—	—	—	779,139

	$1,126,872	$—	$81,314	$—	$1,045,558

CRM Long/Short Opportunities Fund
26

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

The following is a summary of the location of derivatives on the Fund’s Statement of Operations during the period August 16, 2016 through December 31, 2016:

Location on the Statement of Operations
Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions	Net change in unrealized appreciation (depreciation) on: Foreign currency transactions

Equity contracts	Net realized gain (loss) from: Purchased Options Net realized gain (loss) from: Swap Agreements Net realized gain (loss) from: Written Options	Net change in unrealized
appreciation (depreciation) on:
Purchased Options

Net change in unrealized
appreciation (depreciation) on:
Swap Agreements

Net change in unrealized
appreciation (depreciation) on:
Written Options

	Net Realized Gain (Loss)
	Total Value	Interest Rate Contracts	Currency Contracts	Credit Contracts	Equity Contracts
Forward Foreign Currency Contracts	$(11,927)	$—	$(11,927)	$—	$—
Purchased Options	(260,876)	—	—	—	(260,876)
Swap Agreements	(996,461)	—	—	—	(996,461)
Written Options	76,052	—	—	—	76,052

	$(1,193,212)	$—	$(11,927)	$—	$(1,181,285)

	Net Change in Unrealized Appreciation (Depreciation)
	Total Value	Interest Rate Contracts	Currency Contracts	Credit Contracts	Equity Contracts
Forward Foreign Currency Contracts	$(72,366)	$—	$(72,366)	$—	$—
Purchased Options	(77,160)	—	—	—	(77,160)
Swap Agreements	(779,139)	—	—	—	(779,139)
Written Options	(69,503)	—	—	—	(69,503)

	$(998,168)	$—	$(72,366)	$—	$(925,802)

CRM Long/Short Opportunities Fund
27

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

The table below summarizes the average balance of derivative holdings by the Fund during the period August 16, 2016 through December 31, 2016. The average balance of derivatives held is indicative of the trading volume of the Fund.

Long Derivative Volume

Currency Contracts	Purchased Option Contracts (Cost)	Swap Contracts (Notional Value)
$1,436,916	$154,224	$—

Short Derivative Volume

Currency Contracts	Written Option Contracts	Swap Contracts (Notional Value)
$267,150	$65,639	$4,335,328

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to the Fund as of December 31, 2016:

	Assets	Liabilities
Derivative Financial Instruments:
Forward Foreign Currency Contracts	$8,948	$81,314
Options	385,511	266,419
Swap Agreements	—	779,139

Total derivative assets and liabilities in the Statement of Assets and Liabilities	394,459	1,126,872
Derivatives not subject to an ISDA MA or similar agreement	385,511	266,419

Total assets and liabilities subject to an ISDA MA	$8,948	$860,453

At December 31, 2016, derivative assets and liabilities by counterparty net of amounts available for offset under a ISDA MA and net of the related collateral received by each Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Morgan Stanley	$8,948	$(860,453)	$(851,505)	$—	$(851,505)

CRM Long/Short Opportunities Fund
28

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Continued)

9.

Risks. In the normal course of business, the Fund invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

CRM Long/Short Opportunities Fund
29

CRM LONG/SHORT OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2016 (Unaudited) (Concluded)

10.

Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnification obligations. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of liability for indemnity claims to be remote.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that required recognition or disclosure in the financial statements.

CRM Long/Short Opportunities Fund
30

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Fund includes additional information about the Trustees and is available upon request, without charge, by calling 800-CRM-2883 or by visiting the Fund’s website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUND’S SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUND’S SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Long/Short Opportunities Fund, (the “Fund”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Fund. The words “you” and “your” refers to investors and prospective investors in the Fund who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, we will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Fund, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

31	CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited) (Concluded)

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds
32

Discussion of Board Considerations in Approving Advisory Agreement with CRM regarding the CRM Long/Short Opportunities Fund

At meetings held on June 9, 2016, the Trustee Committee and Board considered the approval of the Investment Advisory Agreement with respect to CRM Long/Short Opportunities Fund, a new series of the Trust.

In determining whether to approve the Investment Advisory Agreement with respect to CRM Long/Short Opportunities Fund, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; and (2) a report based on information provided by Morningstar comparing the Fund’s proposed advisory fee and anticipated expenses to those of other mutual funds managed utilizing a long/short investment strategy. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the other Funds of the Trust and proposed to be provided to CRM Long/Short Opportunities Fund; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with CRM; and (vii) CRM’s compliance procedures.

The Board, including all of the Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the Investment Advisory Agreement with respect to CRM Long/Short Opportunities Fund.

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the other Funds of the Trust, and the quality, size and experience of CRM’s professional portfolio management team. The Board considered CRM’s proposed investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. The Board considered the experience of CRM’s portfolio management team in managing long/short strategies through hedge funds, separately managed accounts and UCITs, in addition to the other Funds of the Trust. The Board also considered CRM’s compliance programs and compliance record, risk management philosophy, policies and procedures, marketing strategies, process for trade execution, CRM’s personnel and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services proposed to be provided by CRM to the Fund.

Performance Information

The Board noted that CRM Long/Short Opportunities Fund was a newly-offered series of the Trust and did not have a performance history. However, the Board considered the history, experience, resources and strengths of CRM in developing and implementing the investment strategies of the existing series of the Trust. The Board also considered CRM’s deep expertise in managing CRM’s long/short strategies.

33

Discussion of Board Considerations in Approving Advisory Agreement with CRM regarding the CRM Long/Short Opportunities Fund (Continued)

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses to be paid by CRM Long/Short Opportunities Fund.

The Board considered the extensive research and analysis CRM proposed to conduct in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relies heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research is significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties. The Board considered CRM’s experience in implementing its distinctive value-oriented investment philosophy. The Board concluded that the costs of CRM’s proprietary research and CRM’s experience in implementing its distinctive investment philosophy may in some cases justify an investment advisory fee that is higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board also compared the fees and expenses to be paid by CRM Long/Short Opportunities Fund with the fees and expenses paid by other mutual funds managed utilizing a long/short investment strategy. The Board noted that, based on the information provided, the proposed investment advisory fee for CRM Long/Short Opportunities Fund was somewhat higher than the median and average advisory fees paid by other mutual funds managed utilizing a long/short investment strategy. The Board also noted that the proposed advisory fee for CRM Long/Short Opportunities Fund was higher than the advisory fees being paid by the existing series of the Trust, which are operated using CRM’s traditional long-only investment strategies. The Board considered the additional work and analysis required to identify investments for the short selling component of CRM Long/Short Opportunities Fund’s investment strategy, the participation of CRM’s most experienced investment personnel in managing the Fund, and the additional execution and risk management costs of managing the Fund as compared to CRM’s traditional long-only investment strategies, would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the total annual operating expenses of CRM Long/Short Opportunities Fund were lower than the median and average gross expenses paid by other mutual funds managed utilizing a long/short investment strategy. The Board noted that, after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of the Fund were somewhat higher than the gross and net expenses paid by other mutual funds managed utilizing a long/short investment strategy. The Board considered that the higher net expense ratio for the Fund was in large measure the result of having a higher than average investment advisory fee.

In view of the costs of CRM’s proprietary research and the comparative fee and expense information presented at the meeting, the Board determined that the proposed investment advisory fee for CRM Long/Short Opportunities Fund was reasonable in relation to the nature and quality of services to be provided by CRM.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as the assets of CRM Long/Short Opportunities Fund increased, and the extent to which such economies of scale were reflected in the fees

34

Discussion of Board Considerations in Approving Advisory Agreement with CRM regarding the CRM Long/Short Opportunities Fund (Continued)

charged under the Investment Advisory Agreement. The Board noted that expense subsidization, investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Fund may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board concluded that economies of scale, if any, would be appropriately shared with the Fund.

Profitability

The Board did not consider CRM’s profitability with respect to the management of the Fund in approving the Investment Advisory Agreement because the Fund was newly-offered and profitability information was not available.

Other Benefits

The Board considered the other potential benefits which CRM may receive from its relationship with CRM Long/Short Opportunities Fund. The Board considered how CRM uses “soft” commission dollars and the ways in which it proposes to conduct portfolio transactions for the Fund and select brokers. The Board determined that any other benefits to be derived by CRM from managing CRM Long/Short Opportunities Fund were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees voting separately, determined that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the Investment Advisory Agreement with respect to CRM Long/Short Opportunities Fund.

35

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received the current prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	3/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	3/08/2017

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	3/08/2017

* Print the name and title of each signing officer under his or her signature.